UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21583

Clough Global Allocation Fund

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin E. Douglas, Secretary

Clough Global Allocation Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:     March 31

Date of reporting period:  September 30, 2012

Item 1.	Reports to Stockholders.

Clough Global Funds	Table of Contents

Shareholder Letter	Clough Global Funds
September 30, 2012 (Unaudited)

To our Shareholders:

During the six months ended September 30, 2012, the Global Allocation Fund (GLV) total return, assuming reinvestment of all distributions, was 0.01% based on the net asset value and 1.48% based on the market price of the stock. That compares with 3.42% return for the S&P 500 for the same period. Since the Fund’s inception on July 28, 2004, the average annual total return assuming reinvestment of all distributions has been 6.41%, this compares to an average annual total return of 5.49% for the S&P 500 through September 30, 2012. Total distributions, based on the current dividend rate of $0.30 per share, offer a yield of 8.86% on a market price of $13.54 as of September 30, 2012.

During the six months ended September 30, 2012, the Global Equity Fund (GLQ) total return, assuming reinvestment of all distributions, was -0.41% based on the net asset value and 3.19% based on the market price of the stock. That compares with 3.42% return for the S&P 500 for the same period. Since the Fund’s inception on April 27, 2005, the average annual total return assuming reinvestment of all distributions has been 5.47%, this compares to an average annual total return of 3.66% for the S&P 500 through September 30, 2012. Total distributions, based on the current dividend rate of $0.29 per share, offer a yield of 8.99% on a market price of $12.90 as of September 30, 2012.

During the six months ended September 30, 2012, the Global Opportunities Fund (GLO) total return, assuming reinvestment of all distributions, was -0.33% based on the net asset value and 4.26% based on the market price of the stock. That compares with 3.42% return for the S&P 500 for the same period. Since the Fund’s inception on April 25, 2006, the average annual total return assuming reinvestment of all distributions has been 2.64%, this compares to an average annual total return of 3.74% for the S&P 500 through September 30, 2012. Total distributions, based on the current dividend rate of $0.27 per share, offer a yield of 9.23% on a market price of $11.70 as of September 30, 2012.

The Consumer Discretionary sector was the biggest contributor to performance, led by News Corp., Time Warner and H&R Block. Positions in US Financials and Energy shorts were also key contributors. Energy Longs, Index hedges and short positions in European Banks modestly detracted from performance.

Over the last six months investors continue to react to the known negatives. Low trading volume and high volatility testify to the lack of any interest in investing and a small amount of buying or selling can trigger big moves. Incomes are slowing, a “fiscal cliff” looming, savings rates are ratcheting upward and Europe threatens to disintegrate at any moment. The Investment Company Institute reported that investors sold $15 billion out of domestic equity mutual funds in August ($77 billion year to date; bond funds have seen inflows of $207 billion), yet equity prices are higher. Risk aversion has reached all sectors. Sovereign funds in Asia are selling stocks and bonds and building cash. If the flows out of equity funds simply slowed, stocks would likely find a bid. It would be impossible to redeploy those funds should sentiment become less pessimistic.

Many stocks have been moving higher even as the overall market remains weak, a positive divergence.

The Fund is exposed to five strategies:

1) Companies generating high free cash flow yields. Free cash flow continues to build in the corporate world even as the economy loses speed and it remains our largest strategy. Industries most represented include technology and media/content but in several instances we have made special situation investments. Since public market prices are now higher than private market values, we think of these positions as better than owning a private business. One is H&R Block, which dominates the tax preparation industry and whose growth seems assured as the tax code becomes more complex. The company boasts a 39% return on equity and a 5% yield.

We believe Business Development Companies (BDCs) are another way of capturing yield from healthy US corporate balance sheets. BDCs are a REIT like structure that provide senior and mezzanine financing to middle market companies that are too small to access the public high yield markets. The funds currently own six BDCs that yield between 8% and 11%. The yield from BDCs is roughly 2% to 3% greater than a BB rated index or high yield ETF. Priced at book value, we believe these names have potential for price appreciation in addition to the attractive yields. The fund’s largest position in BDCs is Ares Capital (ARCC).

2) We are invested in North American financial stocks, particularly the money center banks. The Funds are also short selected European financials with capital needs. Once again this strategy has been encumbered by a renewed “Do Not Short” rule in Europe, but we added to the trade a bit before this rule was reinstituted. Data points in the US housing sector continue to signal a bottom in the residential mortgage cycle, making severe price-to-book discounts in the banking sector less explainable. Meanwhile US money center banks and brokerage firms are apparently worth more dead than alive. Discounts to book values, tangible and otherwise, often signal they are bankrupt however they are not. The large discounts to tangible book will likely tighten in the months ahead. US Banks are increasingly over reserved as the credit structure improves in quality. Loss reserves at major banks are currently 2.5x actual current charge offs. Not only are they well above average but since charge offs are declining, they are even further above future needs. After several years of high underwriting standards, the higher quality new loan book is beginning to exceed the spotty loans written over the last decade.

The US Federal Reserve’s efforts to bolster markets by buying mortgage securities in unlimited amounts support the large US banks we own. Not only should bank revenues rise as asset values appreciate and lending picks up, but a positive yield curve will lead to higher net interest spreads. All of this is buttressed by a natural cyclical pickup in mortgage activity. We understand that there are structural and policy induced impediments to ROE performance, but from a valuation standpoint that is offset by much lower leverage. By contrast, Europe’s banks are far more leveraged and have accomplished little to no restructuring.

2	www.cloughglobal.com

Clough Global Funds	Shareholder Letter
September 30, 2012 (Unaudited)

3) Emerging market consumer growth investments. Emerging market negatives are dissipating as equities reach historically low valuations and their central banks ease credit. Emerging market investing will not be as easy as it was in the first decade of the century and our analysts are focusing their efforts on discovering the companies they think will build the important brands in these developing consumer markets. Emerging market funds are beginning to experience inflows after two years of liquidation. They saw a modest $1.45 billion inflow, suggesting it may not be difficult to generate renewed interest in that asset class.

The China story has generated its fair share of controversy over the last couple of years. A popular target of Western economists and politicians, our view remains, that China’s ascendency from an insignificant economy to becoming the second largest in the world should continue, not at the double digit GDP growth rates that we saw in the past, but at a more sustainable level. Growth at these levels would be the envy of the West and still provide a fertile environment for not only earnings, but the development of world class operations and brands.

While US policies are directed toward inflating assets,Chinese officials are determined to prevent asset bubbles and liquidity remains constrained in the economy. Sentiment toward emerging markets and China in particular is about as negative as we have seen it. Since the peak in China equities in 2010, the Shanghai A share index is down 43% and continues to plumb new lows, while the S&P 500 is 40% higher. In the beginning of October, valuations of Chinese listed corporations hit those levels found during the Global Financial Crisis in 2008. Clearly the market feared an economic hard landing for the Chinese economy. Recent data points released from industrial production, monetary aggregates, and inflation reflect a more benign environment, which has resulted in a rally in the local equity markets. Given this improved sentiment, we have opportunistically increased our exposure to China.

A bullish event for Chinese equities would occur if the financial sector was reformed and a strong private capital market developed. Data from the Bank for International Settlements show that in two years the volume of non-financial corporate debt issued by Chinese companies nearly doubled to almost $700 billion. We hold two of the largest investment banks in China who should be at the forefront in taking advantage of financial sector reform. Unlike investment houses based in the West, these institutions have very little leverage.

4) Our investments in the Energy sector. We have inaugurated a position in US based coal companies, particularly low cost producers leveraged to steam coal used in power generation. We will explain our thinking on coal more thoroughly in subsequent letters but suffice it to point out equities of the major North American producers in some instances have lost 85-90% of their value, and we find tremendous value. Coal will likely lose share to natural gas in coming years, high cost mines throughout Appalachia are being closed or legislated out of existence and many of the remaining mines are more than competitive with gas at $3.50 per MMBtu, a price we think will be comfortably exceeded in coming years. Even as coal usage declines these properties could be highly profitable. Many inefficient producers are bankrupt, supply has been cut back sharply and the industry’s remaining market capitalization for the listed companies is $341 billion, down from $403 billion in 2007. Demand for steam coal could recover strongly in 2013. Given how depressed they are that could send them sharply higher. Meanwhile, natural gas inventories have narrowed from 700 bcf over the five year average in March to 270 bcf due to flat production, a very warm summer and coal to gas switching. Normal winter weather should increase demand for gas and derivatively, coal.

5) Short positions in over-valued commodities. Among commodities we are short iron ore mining, other industrial metals stocks, and the capital equipment companies that supply them but have initial long positions in both gold mining companies and North American coal producers.

Metal stocks rallied on the basis of QE3 and the announcement of China’s infrastructure spending. Yet supply/demand fundamentals remain weak and capacity remains overbuilt. BHP Billiton, the world’s largest mining company, cancelled more than $30 billion of planned development in Australia. And trading was temporarily halted in another Australian mining company’s stock as a debt restructuring was forced upon it. We think these are just the first salvos in the metal sector’s secular problems. In the recent rally our short positions did not lose much value.

In conclusion, we have observed that The Funds continue to sell at discounts to net asset value, but we feel that our efforts to support the current distributions make the dividend yields very attractive and, we think, sustainable. One consideration regarding the nearly 9% dividend yields of the three Funds, is this yield is calculated on market price, which has been magnified by the discount to NAV. Since the Funds trade at discounts over 13%, the distribution levels that we can sustain on net asset values are amplified to investors. Further, the Funds employ leverage within the portfolios, which also augments the income generation capabilities of the underlying investments. We feel this dynamic is worth mentioning given a fair amount of attention that has been recently placed on the sustainability of dividends within the universe of closed end mutual funds. For our portfolios we feel the investment opportunities that exist in the marketplace today with a now steeper yield curve (at low funding costs), combined with the investments we have made in high dividend paying equities, give us confidence that our portfolios invested with modest leverage, while trading at a near 13% discounts to net asset value, are capable of sustaining their attractive dividend yield to investors.

We appreciate your confidence in us and endeavor to do the best job we can of investing our clients’ assets. We sincerely appreciate your interest in our funds. If you have any questions about your investment, please call 1-877-256-8445.

Sincerely,

Charles I. Clough, Jr.

Semi-Annual Report | September 30, 2012	3

Shareholder Letter	Clough Global Funds
September 30, 2012 (Unaudited)

Past performance is no guarantee of future results.

The information in this letter represents the opinions of the individual Portfolio Managers and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

MSCI World Index - A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The S&P 500 Index - Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

It is not possible to invest directly in an Index.

Fiscal Cliff – refers to a large predicted reduction in the budget deficit and a corresponding projected slowdown of the economy if specific laws are allowed to automatically expire or go into effect at the beginning of 2013.

BB rated index – An index tracks the performance of BB rated high yield bonds.

Price to book – A financial ratio used to compare a company’s book value to its current market price.

Charge-offs – is the declaration by a creditor that an amount of debt is unlikely to be collected

Shanghai A Share Index- index tracks the daily price performance of all A-shares listed on the Shanghai Stock Exchange.

Free Cash Flow – A measure of financial performance calculated as operating cash flow minus capital expenditures.

QE3 – third round of quantitative easing

REIT – Real Estate Investment Trust

ETF – Exchange Traded Funds

ROE – Return on Equity

GDP – Gross Domestic Product

MMBtu – One million British thermal units

Bcf – Billion Cubic Feet

GLV
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.22%
2. Google, Inc. - Class A	3.22%
3. Citigroup, Inc.	2.87%
4. Apple, Inc.	2.78%
5. H&R Block, Inc.	2.19%
6. EMC Corp.	2.00%
7. Golar LNG, Ltd.	1.83%
8. QUALCOMM, Inc.	1.79%
9. Ares Capital Corp.	1.71%
10. Ford Motor Co.	1.68%

GLQ
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.23%
2. Google, Inc. - Class A	3.22%
3. Citigroup, Inc.	2.87%
4. Apple, Inc.	2.77%
5. H&R Block, Inc.	2.19%
6. EMC Corp.	2.00%
7. Golar LNG, Ltd.	1.90%
8. QUALCOMM, Inc.	1.79%
9. Ares Capital Corp.	1.75%
10. Ford Motor Co.	1.68%

GLO
Top 10 Equity Holdings*	% of Total Portfolio
1. Bank of America Corp.	3.23%
2. Google, Inc. - Class A	3.22%
3. Citigroup, Inc.	2.88%
4. Apple, Inc.	2.77%
5. H&R Block, Inc.	2.20%
6. EMC Corp.	2.00%
7. Golar LNG, Ltd.	1.83%
8. QUALCOMM, Inc.	1.78%
9. Ares Capital Corp.	1.70%
10. Ford Motor Co.	1.68%

Holdings are subject to change.

*Only long positions are listed.

4	www.cloughglobal.com

Clough Global Allocation Fund	Portfolio Allocation
September 30, 2012 (Unaudited)

Asset Allocation*

Common Stocks - US	70.22%
Common Stocks - Foreign	6.97%
Exchange Traded Funds	-4.08%

Total Equities	73.11%

Government L/T	16.69%
Preferred Stock	0.36%
Corporate Debt	0.29%
Asset/Mortgage Backed Securities	0.26%

Total Fixed Income	17.60%

Short-Term Investments	9.23%
Rights	0.08%
Foreign Cash	0.01%
Options	-0.03%

Total Other	9.29%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	93.44%
China	2.70%
Norway	2.32%
Malaysia	1.45%
Great Britain	1.42%
Singapore	1.06%
Brazil	0.47%
Philippines	0.42%
Netherlands	0.32%
Belgium	0.30%
Hong Kong	0.28%
Israel	0.24%
Mexico	0.18%
South Korea	0.17%
France	-0.10%
Italy	-0.68%
Germany	-0.71%
Spain	-0.79%
Sweden	-0.80%
Australia	-1.69%

TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.

Semi-Annual Report | September 30, 2012	5

Portfolio Allocation	Clough Global Equity Fund
September 30, 2012 (Unaudited)

Asset Allocation*

Common Stocks - US	74.48%
Common Stocks - Foreign	8.66%
Exchange Traded Funds	-4.08%

Total Equities	79.06%

Government L/T	8.89%
Preferred Stock	0.36%
Corporate Debt	0.27%
Asset/Mortgage Backed Securities	0.11%

Total Fixed Income	9.63%

Short-Term Investments	11.25%
Rights	0.08%
Foreign Cash	0.01%
Options	-0.03%

Total Other	11.31%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	91.78%
China	3.01%
Norway	2.39%
Great Britain	1.72%
Malaysia	1.46%
Hong Kong	1.25%
Singapore	1.07%
Brazil	0.45%
Philippines	0.43%
Netherlands	0.32%
Belgium	0.30%
Israel	0.24%
Mexico	0.18%
South Korea	0.17%
France	-0.09%
Italy	-0.68%
Germany	-0.71%
Spain	-0.79%
Sweden	-0.80%
Australia	-1.70%

TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.

6	www.cloughglobal.com

Clough Global Opportunities Fund	Portfolio Allocation
September 30, 2012 (Unaudited)

Asset Allocation*

Common Stocks - US	69.97%
Common Stocks - Foreign	7.04%
Exchange Traded Funds	-4.08%

Total Equities	72.93%

Government L/T	15.56%
Preferred Stock	0.36%
Corporate Debt	0.29%
Asset/Mortgage Backed Securities	0.02%

Total Fixed Income	16.23%

Short-Term Investments	10.65%
Options	0.10%
Rights	0.08%
Foreign Cash	0.01%

Total Other	10.84%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	93.35%
China	2.71%
Norway	2.32%
Malaysia	1.46%
Great Britain	1.46%
Singapore	1.07%
Brazil	0.48%
Philippines	0.43%
Netherlands	0.32%
Belgium	0.30%
Hong Kong	0.28%
Israel	0.24%
Mexico	0.18%
South Korea	0.17%
France	-0.09%
Italy	-0.68%
Germany	-0.71%
Spain	-0.79%
Sweden	-0.80%
Australia	-1.70%

TOTAL INVESTMENTS	100.00%

*	Percentages are based on total investments, including options written and securities sold short. Holdings are subject to change.
^	Includes securities sold short and foreign cash balances.

Semi-Annual Report | September 30, 2012	7

Statement of Investments	Clough Global Allocation Fund
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 116.27%
Consumer Discretionary 22.98%
Allison Transmission Holdings, Inc.(a)(b)(c)	52,500	$1,056,300
AMC Networks, Inc. - Class A(a)(d)	22,000	957,440
Arcos Dorados Holdings,Inc. - Class A(a)	26,600	410,438
Arezzo Industria e Comercio S.A.	21,638	390,226
AutoZone, Inc.(a)(b)(d)	3,700	1,367,779
BorgWarner, Inc.(d)	14,800	1,022,828
Bosideng International Holdings, Ltd.	5,330,000	1,498,494
CBS Corp. - Class B(a)	36,110	1,311,876
China Lilang, Ltd.	449,078	236,294
Cia Hering	20,499	458,162
Cinemark Holdings, Inc.(a)(b)	78,263	1,755,439
Ford Motor Co.(a)(b)	332,509	3,278,539
The Goodyear Tire & Rubber Co.(a)(b)(d)	29,732	362,433
H&R Block, Inc.(a)(b)	246,786	4,276,801
International Meal Co. Holdings S.A.	38,400	355,540
Lamar Advertising Co. - Class A(a)(b)(d)	22,287	825,956
Liberty Global, Inc. - Class A(a)(b)(d)	27,234	1,654,466
Liberty Interactive Corp. - Class A(a)(b)(d)	71,012	1,313,722
Liberty Media Corp. - Liberty Capital(a)(b)(d)	20,170	2,101,109
Liberty Ventures - Series A(a)(b)(d)	12,694	630,130
Man Wah Holdings, Ltd.	1,498,600	817,518
News Corp. - Class A(a)	53,396	1,309,804
Orient-Express Hotels, Ltd. - Class A(a)(d)	69,764	620,900
priceline.com, Inc.(a)(b)(d)	4,336	2,682,813
Sally Beauty Holdings, Inc.(a)(b)(d)	56,061	1,406,571
Time Warner, Inc.(a)	42,055	1,906,353
UNICASA Industria de Moveis S.A.(c)(d)	64,300	341,284
Viacom, Inc. - Class B(a)(b)	39,600	2,122,164
The Walt Disney Co.(a)(b)	20,670	1,080,628

		37,552,007

Consumer Staples 6.61%
Altria Group, Inc.(a)	13,800	460,782
Anheuser-Busch InBev NV - ADR(a)	6,754	580,236
Brazil Pharma S.A.(c)	183,320	1,105,029
China Mengniu Dairy Co., Ltd.	183,000	547,533

	Shares	Value
Consumer Staples (continued)
Cia de Bebidas das Americas - ADR(a)	11,930	$456,561
Green Mountain Coffee Roasters, Inc.(d)	25,600	608,000
Heineken NV	22,300	1,329,380
M Dias Branco S.A.(d)	12,300	403,053
Molson Coors Brewing Co. - Class B(a)(b)	35,910	1,617,745
Raia Drogasil S.A.	13,488	153,360
Reynolds American, Inc.(a)(b)	29,000	1,256,860
SABMiller PLC	27,800	1,221,051
Vinda International Holdings, Ltd.	772,498	1,063,996

		10,803,586

Energy 12.58%
Coal 2.46%
Alpha Natural Resources, Inc.(a)(d)	64,692	425,026
Arch Coal, Inc.(a)(b)	352,305	2,230,091
CONSOL Energy, Inc.(a)	24,811	745,571
Peabody Energy Corp.(a)	27,581	614,780

		4,015,468

Natural Gas Leveraged Exploration & Production 1.67%
Cabot Oil & Gas Corp.(a)	25,000	1,122,500
EQT Corp.(a)	19,200	1,132,800
Range Resources Corp.	6,700	468,129

		2,723,429

Non-North American Producers 0.44%
InterOil Corp.(a)(b)(d)	9,359	723,076

Oil Leveraged Exploration & Production 2.24%
Anadarko Petroleum Corp.(a)(b)	13,115	917,001
EOG Resources, Inc.(a)(b)	6,000	672,300
Kodiak Oil & Gas Corp.(a)(b)(d)	61,664	577,175
Noble Energy, Inc.(a)(b)	9,100	843,661
Pioneer Natural ResourcesCo.(a)	6,254	652,918

		3,663,055

Oil Services & Drillers 3.11%
National Oilwell Varco, Inc.(a)	11,050	885,216
Noble Corp.(a)(b)(d)	20,300	726,334
Oil States International, Inc.(a)(d)	11,637	924,676
Schlumberger, Ltd.(a)	10,800	781,164
Seadrill, Ltd.(a)(b)	24,173	948,065

8	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2012 (Unaudited)

	Shares	Value
Energy (continued)
Weatherford International, Ltd.(a)(d)	64,000	$811,520

		5,076,975

Tankers 2.66%
Golar LNG Partners LP(a)(b)	24,171	774,439
Golar LNG, Ltd.(a)(b)	92,606	3,573,665

		4,348,104

TOTAL ENERGY		20,550,107

Energy Infrastructure & Capital Equipment 0.49%
Fluor Corp.(a)	13,600	765,408
KBR, Inc.(a)	1,347	40,168

		805,576

Financials 27.60%
Business Development Corporations 6.00%
Ares Capital Corp.(a)	194,992	3,342,163
Golub Capital BDC, Inc.(a)	53,100	844,290
Medley Capital Corp.(a)	34,088	479,618
PennantPark Floating Rate Capital, Ltd.(a)	12,750	161,415
PennantPark Investment Corp.(a)	151,816	1,610,768
Solar Capital, Ltd.(a)	115,394	2,644,830
Solar Senior Capital, Ltd.(a)	39,147	701,123
THL Credit, Inc.(a)	1,120	15,714

		9,799,921

Capital Markets 1.48%
Ameriprise Financial, Inc.(a)	9,600	544,224
CITIC Securities Co., Ltd. - Class H	235,184	414,921
The Goldman Sachs Group, Inc.(a)	8,192	931,266
Indochina Capital Vietnam Holdings, Ltd.(c)(d)(e)	7,331	9,384
LPL Financial Holdings, Inc.(a)	18,100	516,574

		2,416,369

Commercial Banks 2.01%
Fifth Third Bancorp(a)	62,800	974,028
Grupo Financiero Santander Mexico SAB de CV - ADR(d)	25,700	352,090

Wells Fargo & Co.(a)(b)	56,700	1,957,851

		3,283,969

Consumer Finance 1.00%
Mastercard, Inc. - Class A(a)	2,742	1,237,958

	Shares	Value
Financials (continued)
Visa, Inc. - Class A(a)	2,944	$395,320

		1,633,278

Diversified Financials 7.62%
Bank of America Corp.(a)(b)	711,555	6,283,031
Citigroup, Inc.(a)(b)	170,967	5,594,040
JPMorgan Chase & Co.(a)	14,100	570,768

		12,447,839

Insurance 1.54%
ACE, Ltd.(a)	18,695	1,413,342
Hartford Financial Services Group, Inc.(a)(b)	56,906	1,106,253

		2,519,595

Mortgage-Backed Securities Real Estate Investment Trusts 4.81%
American Capital Agency Corp.(a)	70,109	2,425,070
American Capital Mortgage Investment Corp.(a)	28,310	711,430
Capstead Mortgage Corp.(a)	156,119	2,106,045
CYS Investments, Inc.(a)	58,710	827,224
Dynex Capital, Inc.(a)	94,894	1,020,111
Hatteras Financial Corp.(a)	27,466	774,267

		7,864,147

Real Estate Investment Trusts 1.97%
American Residential Properties, Inc.(a)(c)(d)(e)	34,000	688,500
Ascendas Real Estate Investment Trust	838,000	1,645,681
Ascott Residence Trust	416,874	426,318
Select Income REIT(a)(c)	18,300	450,546

		3,211,045

Real Estate Management & Development 1.17%
BHG S.A. - Brazil Hospitality Group(d)	26,103	251,083
BR Malls Participacoes S.A.	53,957	742,849
Iguatemi Empresa de Shopping Centers S.A.	16,000	409,777
Sonae Sierra Brasil S.A.	32,181	509,403

		1,913,112

TOTAL FINANCIALS		45,089,275

Health Care 1.59%
Aetna, Inc.(a)	15,700	621,720

Semi-Annual Report	September 30, 2012	9

Statement of Investments	Clough Global Allocation Fund
September 30, 2012 (Unaudited)

	Shares	Value
Health Care (continued)
Sanofi - ADR(a)(b)	45,947	$1,978,478

		2,600,198

Industrials 5.46%
Brenntag AG	6,410	820,422
Cia de Locacao das Americas(c)(d)	207,700	862,663
Covanta Holding Corp.(a)	38,100	653,796
Delta Air Lines, Inc.(a)(b)(d)	159,740	1,463,219
Sensata Technologies Holding NV(a)(b)(d)	37,212	1,107,801
TransDigm Group, Inc.(a)(b)(d)	6,993	992,097
United Continental Holdings, Inc.(a)(b)(d)	68,020	1,326,390
US Airways Group, Inc.(a)(b)(d)	123,194	1,288,609
WABCO Holdings, Inc.(a)(d)	6,900	397,923

		8,912,920

Information Technology 21.42%
Apple, Inc.(a)(b)	8,119	5,417,484
Baidu, Inc. - ADR(a)(d)	5,250	613,305
Broadcom Corp. - Class A(a)	73,300	2,534,714
Check Point Software Technologies, Ltd.(a)(d)	9,813	472,594
EMC Corp.(a)(b)(d)	143,214	3,905,446
Equinix, Inc.(a)(d)	3,957	815,340
Fortinet, Inc.(a)(d)	19,597	473,072
Google, Inc. - Class A(a)(b)(d)	8,325	6,281,212
Informatica Corp.(a)(d)	20,300	706,643
Lenovo Group, Ltd.	745,819	617,504
Micron Technology, Inc.(a)(b)(d)	375,833	2,249,360
OCZ Technology Group, Inc.(a)(b)(d)	58,078	201,531
OmniVision Technologies, Inc.(a)(d)	20,515	286,287
QUALCOMM, Inc.(a)(b)	55,753	3,484,005
Responsys, Inc.(a)(d)	37,500	383,625
Seagate Technology	48,989	1,518,659
Sourcefire, Inc.(a)(b)(d)	18,600	911,958
Telecity Group PLC	43,624	630,828
ViaSat, Inc.(a)(b)(d)	29,720	1,110,934
VMware, Inc. - Class A(a)(d)	9,600	928,704
Western Digital Corp.	37,598	1,456,170

		34,999,375

Materials 1.57%
Westlake Chemical Corp.(a)(b)	7,857	574,032
WR Grace & Co.(a)(b)(d)	33,700	1,990,996

		2,565,028

	Shares	Value
Telecommunication Services 4.69%
AT&T, Inc.(a)(b)	34,800	$1,311,960
DiGi.Com Bhd	338,000	583,884
KT Corp.	10,372	328,492
Maxis Bhd	771,900	1,747,603
Philippine Long Distance Telephone Co.	12,415	828,559
Telekom Malaysia Bhd	240,900	487,869
Verizon Communications, Inc.(a)(b)	32,264	1,470,270
Vodafone Group PLC - ADR	31,600	900,442

		7,659,079

Utilities 11.28%
Alliant Energy Corp.(a)	17,300	750,647
Ameren Corp.(a)(b)	71,400	2,332,638
American Electric Power Co., Inc.(a)(b)	20,900	918,346
CMS Energy Corp.(a)	52,100	1,226,955
Duke Energy Corp.(a)	10,000	648,000
Edison International(a)(b)	25,328	1,157,236
Entergy Corp.(a)	11,300	783,090
FirstEnergy Corp.(a)	29,509	1,301,347
National Fuel Gas Co.(a)	16,000	864,640
National Grid PLC - ADR(a)(b)	41,542	2,299,765
NiSource, Inc.(a)(b)	56,112	1,429,734
Northeast Utilities(a)(b)	35,421	1,354,145
OGE Energy Corp.(a)(b)	32,377	1,795,628
Public Service Enterprise Group, Inc.(a)	24,400	785,192
Westar Energy, Inc.(a)	26,357	781,749

		18,429,112

TOTAL COMMON STOCKS (Cost $174,074,438)		189,966,263

EXCHANGE TRADED FUNDS 2.26%
Market Vectors Gold Miners ETF(a)	19,463	1,045,358
SPDR® Gold Shares(a)(d)	15,400	2,649,108

		3,694,466

TOTAL EXCHANGE TRADED FUNDS (Cost $3,343,697)		3,694,466

10	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS 0.43%
The Goodyear Tire & Rubber Co., 5.875%(a)	15,900	$702,303

TOTAL PREFERRED STOCKS (Cost $795,994)		702,303

RIGHTS 0.10%
Liberty Ventures Rights, strike price $14.00(a)(b)(d)	11,902	161,153

TOTAL RIGHTS (Cost $142,677)		161,153

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 0.35%
TAM Capital 2, Inc. 01/29/2020, 9.500%(a)(f)	$520,000	570,700

TOTAL CORPORATE BONDS (Cost $511,817)		570,700

ASSET/MORTGAGE BACKED SECURITIES 0.32%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.280%(a)(g)	6,413	6,520
Series 2007-37, Class SB, 03/20/2037, 21.280%(a)(g)	23,838	24,863
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%(a)	409,435	480,629

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $436,700)		512,012

GOVERNMENT & AGENCY OBLIGATIONS 19.91%
U.S. Treasury Bonds
02/15/2031, 5.375%(a)	1,875,000	2,714,355
02/15/2036, 4.500%	1,200,000	1,603,313
U.S. Treasury Notes
01/31/2019, 1.250%(a)	3,145,000	3,214,042
11/15/2019, 3.375%(a)	2,820,000	3,271,420
05/15/2020, 3.500%	1,590,000	1,862,661
11/15/2021, 2.000%(a)	10,875,000	11,358,426
02/15/2022, 2.000%(a)	8,175,000	8,507,110

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $32,443,057)		32,531,327

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.00%(h)
Market Vectors Oil Service ETF, Expires January, 2013, Exercise Price $53.33	624	$1,560

TOTAL CALL OPTIONS PURCHASED (Cost $106,501)		1,560

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 11.01%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(i )	7,398,135	7,398,135

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
11/15/2012, 0.156%(a)(j)	$5,100,000	5,099,109
02/07/2013, 0.190%(a)(j)	4,000,000	3,998,532
04/04/2013, 0.181%(a)(j)	1,500,000	1,498,941

		10,596,582

TOTAL SHORT-TERM INVESTMENTS (Cost $17,993,382)		17,994,717

Total Investments - 150.65% (Cost $229,848,263)		246,134,501

Liabilities in Excess of Other Assets - (50.65%)		(82,756,470)

NET ASSETS - 100.00%		$163,378,031

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value

CALL OPTIONS WRITTEN
CBS Corp., Expires December, 2012, Exercise Price $40.00	180	$(10,800)
News Corp., Expires January, 2013, Exercise Price $27.00	263	(9,205)
Time Warner, Inc., Expires December, 2012, Exercise Price $50.00	213	(5,112)

Semi-Annual Report | September 30, 2012	11

Statement of Investments	Clough Global Allocation Fund
September 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Viacom, Inc., Expires December, 2012, Exercise Price $57.50	390	$(35,100)
Walt Disney Co., Expires January, 2013, Exercise Price $57.50	200	(8,200)

TOTAL CALL OPTIONS WRITTEN (Premiums received $83,951)		$(68,417)

SCHEDULE OF SECURITIES SOLD SHORT (d)	Shares	Value
COMMON STOCK
Applied Materials, Inc.	(63,800)	$(712,327)
ASML Holding NV	(13,100)	(703,208)
Atlas Copco AB - A Shares	(16,314)	(380,729)
B/E Aerospace, Inc.	(32,500)	(1,368,250)
Banco Santander S.A.	(207,680)	(1,546,565)
Barclays PLC - ADR	(67,729)	(939,401)
BHP Billiton, Ltd. - ADR	(28,306)	(1,942,075)
BNP Paribas S.A.	(18,304)	(869,827)
The Boeing Co.	(22,100)	(1,538,602)
Caterpillar, Inc.	(39,471)	(3,396,085)
Core Laboratories NV	(4,600)	(558,808)
Credit Agricole S.A.	(107,144)	(739,370)
Cummins, Inc.	(12,200)	(1,124,962)
Deutsche Bank AG	(38,327)	(1,519,666)
F5 Networks, Inc.	(4,100)	(429,270)
Fiat SpA	(135,487)	(722,894)
Hexcel Corp.	(15,100)	(362,702)
Intel Corp.	(48,500)	(1,099,980)
Intesa Sanpaolo SpA	(392,970)	(597,398)
KLA-Tencor Corp.	(14,300)	(682,181)
Marathon Petroleum Corp.	(11,400)	(622,326)
Nabors Industries, Ltd.	(39,700)	(556,991)
Oracle Corp.	(97,300)	(3,063,977)
Petroleo Brasileiro S.A.-ADR	(191,053)	(4,382,756)
Phillips 66	(13,100)	(607,447)
Precision Castparts Corp.	(10,600)	(1,731,404)
Rio Tinto PLC - ADR	(29,114)	(1,361,371)
Sandvik AB	(87,019)	(1,180,999)
Siemens AG - ADR	(6,800)	(681,020)
Societe Generale S.A.	(19,913)	(565,521)
Tesoro Corp.	(14,800)	(620,120)
United States Steel Corp.	(40,954)	(780,993)
Vale SA - ADR	(95,900)	(1,716,610)
Valero Energy Corp.	(19,500)	(617,760)

		(39,723,595)

EXCHANGE TRADED FUNDS
iShares® Russell 2000® Index Fund	(52,900)	(4,415,034)
Market Vectors Semiconductor ETF	(75,000)	(2,372,250)

SCHEDULE OF SECURITIES SOLD SHORT (d) (continued)	Shares	Value
United States Oil Fund LP	(134,468)	$(4,589,393)

		(11,376,677)

TOTAL SECURITIES SOLD SHORT (Proceeds $51,487,141)		$(51,100,272)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings as of September 30, 2012. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2012.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, these securities had a total value of $4,513,706 or 2.76% of net assets.

(d)	Non-income producing security.
(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2012, these securities had a total value of $697,884 or 0.43% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2012, the aggregate market value of those securities was $570,700, representing 0.35% of net assets.

(g)	Floating or variable rate security - rate disclosed as

of September 30, 2012.

(h)	Less than 0.005% of net assets.
(i)	Less than 0.0005%.
(j)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to the Financial Statements.

12	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 123.99%
Consumer Discretionary 25.03%
Allison Transmission Holdings, Inc.(a)(b)(c)	85,600	$1,722,272
AMC Networks, Inc. - Class A(a)(d)	35,800	1,558,016
Arcos Dorados Holdings,Inc. - Class A(a)	43,300	668,119
Arezzo Industria e Comercio S.A.(a)	35,505	640,307
AutoZone, Inc.(a)(b)(d)	5,900	2,181,053
BorgWarner, Inc.(d)	24,100	1,665,551
Bosideng International Holdings, Ltd.	8,708,000	2,448,197
CBS Corp. - Class B(a)	56,148	2,039,857
China Lilang, Ltd.	732,354	385,348
Cia Hering(a)	33,399	746,484
Cinemark Holdings, Inc.(a)(b)	127,732	2,865,029
Ford Motor Co.(a)(b)	540,423	5,328,571
The Goodyear Tire & Rubber Co.(a)(b)(d)	48,204	587,607
H&R Block, Inc.(a)(b)	401,792	6,963,055
International Meal Co. Holdings S.A.(a)	62,600	579,604
Lamar Advertising Co. - Class A(a)(b)(d)	36,207	1,341,831
Liberty Global, Inc. - Class A(a)(b)(d)	52,708	3,202,011
Liberty Interactive Corp. - Class A(a)(b)(d)	175,986	3,255,741
Liberty Media Corp. - Liberty Capital(a)(b)(d)	42,387	4,415,454
Liberty Ventures - Series A(a)(b)(d)	23,999	1,191,310
Man Wah Holdings, Ltd.	2,456,000	1,339,800
News Corp. - Class A(a)	87,151	2,137,814
Orient - Express Hotels, Ltd. - Class A(a)(d)	156,104	1,389,326
priceline.com, Inc.(a)(b)(d)	7,002	4,332,347
Sally Beauty Holdings, Inc.(a)(b)(d)	91,171	2,287,480
Samsonite International S.A.	1,077,000	2,066,760
Time Warner, Inc.(a)	68,608	3,110,001
UNICASA Industria de Moveis S.A.(a)(c)(d)	104,600	555,184
Viacom, Inc. - Class B(a)(b)	64,500	3,456,555
The Walt Disney Co.(a)(b)	33,673	1,760,424

		66,221,108

Consumer Staples 7.40%
Altria Group, Inc.(a)	22,300	744,597
Anheuser - Busch InBev NV - ADR(a)	10,968	942,261
Brazil Pharma S.A.(a)(c)	300,666	1,812,376

	Shares	Value
Consumer Staples (continued)
China Mengniu Dairy Co., Ltd.	637,000	$1,905,894
Cia de Bebidas das Americas - ADR(a)	19,449	744,313
Green Mountain Coffee Roasters, Inc.(d)	41,700	990,375
Heineken NV	36,300	2,163,969
M Dias Branco S.A.(a)(d)	20,100	658,647
Molson Coors Brewing Co. - Class B(a)	58,321	2,627,361
Raia Drogasil S.A.(a)	21,907	249,084
Reynolds American, Inc.(a)(b)	47,100	2,041,314
SABMiller PLC	45,200	1,985,305
Vinda International Holdings, Ltd.	1,963,222	2,704,034

		19,569,530

Energy 13.39%
Coal 2.47%
Alpha Natural Resources, Inc.(a)(d)	105,482	693,016
Arch Coal, Inc.(a)(b)	573,306	3,629,027
CONSOL Energy, Inc.(a)	40,496	1,216,905
Peabody Energy Corp.(a)	44,869	1,000,130

		6,539,078

Commodities 0.66%
Pacific Coast Oil Trust(a)(c)	95,800	1,738,770

Natural Gas Leveraged Exploration & Production 1.67%
Cabot Oil & Gas Corp.(a)	40,800	1,831,920
EQT Corp.(a)	31,200	1,840,800
Range Resources Corp.	10,900	761,583

		4,434,303

Non-North American Producers 0.45%
InterOil Corp.(a)(b)(d)	15,334	1,184,705

Oil Leveraged Exploration & Production 2.25%
Anadarko Petroleum Corp.(a)	21,040	1,471,117
EOG Resources, Inc.(a)(b)	9,800	1,098,090
Kodiak Oil & Gas Corp.(a)(d)	100,690	942,459
Noble Energy, Inc.(a)(b)	14,900	1,381,379
Pioneer Natural Resources Co.(a)(b)	10,206	1,065,506

		5,958,551

Oil Services & Drillers 3.13%
National Oilwell Varco, Inc.(a)(b)	18,282	1,464,571
Noble Corp.(a)(b)(d)	33,100	1,184,318
Oil States International, Inc.(a)(d)	18,944	1,505,290

Semi-Annual Report | September 30, 2012	13

Statement of Investments	Clough Global Equity Fund
September 30, 2012 (Unaudited)

	Shares	Value
Energy (continued)
Schlumberger, Ltd.(a)	17,400	$1,258,542
Seadrill, Ltd.(a)(b)	39,536	1,550,602
Weatherford International, Ltd.(a)(d)	104,200	1,321,256

		8,284,579

Tankers 2.76%
Golar LNG Partners LP(a)	39,524	1,266,349
Golar LNG, Ltd.(a)(b)	156,334	6,032,929

		7,299,278

TOTAL ENERGY		35,439,264

Energy Infrastructure & Capital Equipment 0.49%
Fluor Corp.(a)	21,900	1,232,532
KBR, Inc.(a)	2,168	64,650

		1,297,182

Financials 27.88%
Business Development Corporations 6.15%
Ares Capital Corp.(a)	323,980	5,553,017
Golub Capital BDC, Inc.(a)	87,100	1,384,890
Medley Capital Corp.(a)	55,928	786,907
PennantPark Floating Rate Capital, Ltd.(a)	20,878	264,316
PennantPark Investment Corp.(a)	262,402	2,784,085
Solar Capital, Ltd.(a)	188,119	4,311,687
Solar Senior Capital, Ltd.(a)	64,139	1,148,730
THL Credit, Inc.(a)	1,821	25,549

		16,259,181

Capital Markets 1.48%
Ameriprise Financial, Inc.(a)	15,600	884,364
CITIC Securities Co., Ltd. - Class H	382,381	674,612
The Goldman Sachs Group, Inc.(a)	13,258	1,507,169
Indochina Capital Vietnam Holdings, Ltd.(c)(d)(e)	10,996	14,075
LPL Financial Holdings, Inc.(a)	29,400	839,076

		3,919,296

Commercial Banks 2.01%
Fifth Third Bancorp(a)(b)	101,900	1,580,469
Grupo Financiero Santander Mexico SAB de CV - ADR(d)	41,600	569,920
Wells Fargo & Co.(a)	91,999	3,176,726

		5,327,115

	Shares	Value
Financials (continued)
Consumer Finance 0.98%
Mastercard, Inc. - Class A(a)(b)	4,315	$1,948,136
Visa, Inc. - Class A(a)	4,892	656,898

		2,605,034

Diversified Financials 7.67%
Bank of America Corp.(a)(b)	1,160,019	10,242,968
Citigroup, Inc.(a)(b)	278,723	9,119,816
JPMorgan Chase & Co.(a)	22,900	926,992

		20,289,776

Insurance 1.55%
ACE, Ltd.(a)(b)	30,317	2,291,965
Hartford Financial Services Group, Inc.(a)	92,548	1,799,133

		4,091,098

Mortgage-Backed Securities Real Estate Investment Trusts 4.87%
American Capital Agency Corp.(a)	114,446	3,958,687
American Capital Mortgage Investment Corp.(a)	46,037	1,156,910
Capstead Mortgage Corp.(a)	255,885	3,451,889
CYS Investments, Inc.(a)	96,183	1,355,218
Dynex Capital, Inc.(a)	155,613	1,672,840
Hatteras Financial Corp.(a)	45,528	1,283,434

		12,878,978

Real Estate Investment Trusts 1.99%
American Residential Properties, Inc.(a)(c)(d)(e)	56,000	1,134,000
Ascendas Real Estate Investment Trust	1,370,000	2,690,434
Ascott Residence Trust	682,302	697,758
Select Income REIT(a)(c)	29,700	731,214

		5,253,406

Real Estate Management & Development 1.18%
BHG S.A. - Brazil Hospitality Group(a)(d)	42,939	413,028
BR Malls Participacoes S.A.(a)	88,128	1,213,295
Iguatemi Empresa de Shopping Centers S.A.(a)	26,100	668,448
Sonae Sierra Brasil S.A.(a)	52,627	833,050

		3,127,821

TOTAL FINANCIALS		73,751,705

Health Care 1.61%
Aetna, Inc.(a)	25,600	1,013,760

14	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2012 (Unaudited)

	Shares	Value
Health Care (continued)
Sanofi - ADR(a)(b)	75,162	$3,236,476

		4,250,236

Industrials 5.74%
Brenntag AG	10,430	1,334,946
Cia de Locacao das Americas(a)(c)(d)	337,400	1,401,360
Covanta Holding Corp.(a)	61,700	1,058,772
Delta Air Lines, Inc.(a)(b)(d)	259,284	2,375,041
Edwards Group Ltd. - ADR (a)(d)	104,400	690,084
Sensata Technologies Holding NV(a)(b)(d)	60,417	1,798,614
TransDigm Group, Inc.(a)(b)(d)	11,576	1,642,287
United Continental Holdings, Inc.(a)(b)(d)	110,461	2,153,990
US Airways Group, Inc.(a)(b)(d)	199,645	2,088,287
WABCO Holdings, Inc.(a)(d)	11,100	640,137

		15,183,518

Information Technology 22.38%
Acme Packet, Inc.(a)(d)	27,459	469,549
Apple, Inc.(a)(b)	13,165	8,784,478
Baidu, Inc. - ADR(a)(d)	8,550	998,811
Broadcom Corp. - Class A(a)	119,100	4,118,478
Check Point Software Technologies, Ltd.(a)(d)	16,006	770,849
EMC Corp.(a)(b)(d)	232,627	6,343,738
Equinix, Inc.(a)(b)(d)	6,416	1,322,017
FleetCor Technologies, Inc.(a)(d)	8,328	373,094
Fortinet, Inc.(a)(d)	31,803	767,724
Google, Inc. - Class A(a)(b)(d)	13,543	10,218,194
Informatica Corp.(a)(d)	33,100	1,152,211
Lenovo Group, Ltd.	1,216,869	1,007,512
Micron Technology, Inc.(a)(b)(d)	610,963	3,656,614
OCZ Technology Group, Inc.(a)(b)(d)	94,313	327,266
OmniVision Technologies, Inc.(a)(d)	33,404	466,153
QLIK Technologies, Inc.(a)(d)	53,600	1,201,176
QUALCOMM, Inc.(a)(b)	90,682	5,666,718
Responsys, Inc.(a)(d)	61,000	624,030
Seagate Technology	79,719	2,471,289
Sourcefire, Inc.(a)(d)	30,200	1,480,706
Telecity Group PLC	71,029	1,027,120
ViaSat, Inc.(a)(b)(d)	56,252	2,102,700
VMware, Inc. - Class A(a)(d)	15,533	1,502,662
Western Digital Corp.	61,264	2,372,755

		59,225,844

	Shares	Value
Materials 1.57%
Westlake Chemical Corp.(a)	12,725	$929,688
WR Grace & Co.(a)(b)(d)	54,700	3,231,676

		4,161,364

Telecommunication Services 4.72%
AT&T, Inc.(a)(b)	56,500	2,130,050
DiGi.Com Bhd	555,000	958,744
KT Corp.	16,836	533,214
Maxis Bhd	1,262,900	2,859,240
Philippine Long Distance Telephone Co.	20,310	1,355,461
Telekom Malaysia Bhd	395,200	800,356
Verizon Communications, Inc.(a)(b)	52,360	2,386,045
Vodafone Group PLC - ADR	51,500	1,467,492

		12,490,602

Utilities 13.78%
Alliant Energy Corp.(a)(b)	43,800	1,900,482
Ameren Corp.(a)(b)	115,800	3,783,186
American Electric Power Co., Inc.(a)(b)	48,200	2,117,908
CMS Energy Corp.(a)	88,300	2,079,465
Duke Energy Corp.(a)(b)	62,733	4,065,098
Edison International(a)(b)	44,213	2,020,092
Entergy Corp.(a)(b)	32,100	2,224,530
FirstEnergy Corp.(a)(b)	61,251	2,701,169
National Fuel Gas Co.(a)	26,000	1,405,040
National Grid PLC - ADR(a)(b)	72,470	4,011,939
NiSource, Inc.(a)(b)	96,654	2,462,744
Northeast Utilities(a)(b)	60,835	2,325,722
OGE Energy Corp.(a)(b)	50,905	2,823,191
Public Service Enterprise Group, Inc.(a)	39,600	1,274,328
Westar Energy, Inc.(a)	42,781	1,268,885

		36,463,779

TOTAL COMMON STOCKS (Cost $301,577,227)		328,054,132

EXCHANGE TRADED FUNDS 2.27%
Market Vectors Gold Miners ETF(a)	31,616	1,698,096
SPDR® Gold Shares(a)(d)	25,100	4,317,702

		6,015,798

TOTAL EXCHANGE TRADED FUNDS (Cost $5,445,139)		6,015,798

Semi-Annual Report | September 30, 2012	15

Statement of Investments	Clough Global Equity Fund
September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS 0.43%
The Goodyear Tire & Rubber Co., 5.875%(a)	26,000	$1,148,420

TOTAL PREFERRED STOCKS (Cost $1,301,625)		1,148,420

RIGHTS 0.10%
Liberty Ventures Rights, strike price $14.00(a)(b)(d)	19,369	262,256

TOTAL RIGHTS (Cost $217,115)		262,256

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 0.32%
TAM Capital 2, Inc.
01/29/2020, 9.500% (a)(f)	$775,000	850,562

TOTAL CORPORATE BONDS (Cost $762,673)		850,562

ASSET/MORTGAGE BACKED SECURITIES 0.14%
Freddie Mac REMICS
Series 2007-3271, Class AS,
02/15/2037, 37.495%(a)(g)	270,358	302,172
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA,
03/20/2037, 21.280%(a)(g)	10,907	11,088
Series 2007-37, Class SB,
03/20/2037, 21.280%(a)(g)	40,543	42,288

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $313,505)		355,548

GOVERNMENT & AGENCY OBLIGATIONS 10.66%
U.S. Treasury Bonds 02/15/2031, 5.375% (a)	2,175,000	3,148,652
02/15/2036, 4.500%	1,900,000	2,538,579
U.S. Treasury Notes 01/31/2019, 1.250% (a)	4,055,000	4,144,019
11/15/2019, 3.375% (a)	4,570,000	5,301,557
05/15/2020, 3.500%	2,110,000	2,471,833
11/15/2021, 2.000% (a)	10,150,000	10,601,198

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $28,093,370)		28,205,838

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.00%(h)
Market Vectors Oil Service ETF, Expires January, 2013, Exercise Price $53.33	939	$2,347

TOTAL CALL OPTIONS PURCHASED (Cost $160,263)		2,347

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 13.51%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(i )	13,048,858	13,048,858

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
11/15/2012, 0.156%(a)(j)	$8,200,000	8,198,651
02/07/2013, 0.190%(a)(j)	13,000,000	12,995,229
04/04/2013, 0.181%(a)(j)	1,500,000	1,498,941

		22,692,821

TOTAL SHORT-TERM INVESTMENTS (Cost $35,738,196)		35,741,679

Total Investments - 151.42% (Cost $373,609,113)		400,636,580
Liabilities in Excess of Other Assets - (51.42%) (136,053,959)

NET ASSETS - 100.00%		$264,582,621

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value

CALL OPTIONS WRITTEN
CBS Corp., Expires December, 2012, Exercise Price $40.00	280	$(16,800)
News Corp., Expires January, 2013, Exercise Price $27.00	432	(15,120)
Time Warner, Inc., Expires December, 2012, Exercise Price $50.00	345	(8,280)

16	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Viacom, Inc., Expires December, 2012, Exercise Price $57.50	640	$(57,600)
Walt Disney Co., Expires January, 2013, Exercise Price $57.50	330	(13,530)

TOTAL CALL OPTIONS WRITTEN (Premiums received $136,178)		$(111,330)

SCHEDULE OF SECURITIES SOLD SHORT (d)	Shares	Value
COMMON STOCK
Applied Materials, Inc.	(103,900)	$(1,160,043)
ASML Holding NV	(21,300)	(1,143,384)
Atlas Copco AB - A Shares	(26,522)	(618,960)
B/E Aerospace, Inc.	(53,000)	(2,231,300)
Banco Santander S.A.	(337,393)	(2,512,520)
Barclays PLC - ADR	(110,056)	(1,526,477)
BHP Billiton, Ltd. - ADR	(46,172)	(3,167,861)
BNP Paribas S.A.	(29,806)	(1,416,415)
The Boeing Co.	(35,800)	(2,492,396)
Caterpillar, Inc.	(64,222)	(5,525,661)
Core Laboratories NV	(7,500)	(911,100)
Credit Agricole S.A.	(174,070)	(1,201,208)
Cummins, Inc.	(20,000)	(1,844,200)
Deutsche Bank AG	(62,226)	(2,467,261)
F5 Networks, Inc.	(6,600)	(691,020)
Fiat SpA	(220,305)	(1,175,443)
Hexcel Corp.	(24,500)	(588,490)
Intel Corp.	(79,000)	(1,791,720)
Intesa Sanpaolo SpA	(638,415)	(970,527)
KLA-Tencor Corp.	(23,300)	(1,111,526)
Marathon Petroleum Corp.	(18,600)	(1,015,374)
Nabors Industries, Ltd.	(64,700)	(907,741)
Oracle Corp.	(158,200)	(4,981,718)
Petroleo Brasileiro S.A. - ADR	(311,097)	(7,136,565)
Phillips 66	(21,300)	(987,681)
Precision Castparts Corp.	(17,300)	(2,825,782)
Rio Tinto PLC - ADR	(47,477)	(2,220,025)
Sandvik AB	(141,748)	(1,923,766)
Siemens AG - ADR	(11,100)	(1,111,665)
Societe Generale S.A.	(32,352)	(918,784)
Tesoro Corp.	(24,100)	(1,009,790)
United States Steel Corp.	(66,570)	(1,269,490)
Vale SA - ADR	(155,996)	(2,792,328)
Valero Energy Corp.	(31,700)	(1,004,256)

		(64,652,477)

EXCHANGE TRADED FUNDS
iShares® Russell 2000® Index Fund	(86,200)	(7,194,252)
Market Vectors Semiconductor ETF	(122,100)	(3,862,023)

SCHEDULE OF SECURITIES SOLD SHORT (d) (continued)	Shares	Value
United States Oil Fund LP	(218,733)	$(7,465,357)

		(18,521,632)

TOTAL SECURITIES SOLD SHORT (Proceeds $83,813,260)		$(83,174,109)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings as of September 30, 2012. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2012.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, these securities had a total value of $9,109,251 or 3.44% of net assets.

(d)	Non-income producing security.
(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2012, these securities had a total value of $1,148,075 or 0.43% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2012, the aggregate market value of those securities was $850,562, representing 0.32% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2012.
(h)	Less than 0.005% of net assets.
(i)	Less than 0.0005%.
(j)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	17

Statement of Investments	Clough Global Opportunities Fund
September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 117.75%
Consumer Discretionary 23.34%
Allison Transmission Holdings, Inc.(a)(b)(c)	222,300	$4,472,676
AMC Networks, Inc. - Class A(a)(d)	93,200	4,056,064
Arcos Dorados Holdings, Inc. - Class A(a)	112,900	1,742,047
Arezzo Industria e Comercio S.A.(a)	92,080	1,660,597
AutoZone, Inc.(a)(b)(d)	15,500	5,729,885
BorgWarner, Inc.(d)	62,800	4,340,108
Bosideng International Holdings, Ltd.	22,744,000	6,394,326
CBS Corp. - Class B(a)	154,064	5,597,145
China Lilang, Ltd.	1,908,530	1,004,224
Cia Hering(a)	87,300	1,951,196
Cinemark Holdings, Inc.(a)(b)	333,353	7,477,108
Ford Motor Co.(a)(b)	1,410,854	13,911,020
The Goodyear Tire & Rubber Co.(a)(b)(d)	125,910	1,534,843
H&R Block, Inc.(a)(b)	1,049,528	18,188,320
International Meal Co. Holdings S.A.(a)	163,000	1,509,192
Lamar Advertising Co. - Class A(a)(b)(d)	95,070	3,523,294
Liberty Global, Inc. - Class A(a)(b)(d)	115,707	7,029,200
Liberty Interactive Corp.- Class A(a)(b)(d)	301,402	5,575,937
Liberty Media Corp. - Liberty Capital(a)(b)(d)	85,846	8,942,578
Liberty Ventures - Series A(a)(b)(d)	53,892	2,675,199
Man Wah Holdings, Ltd.	6,430,900	3,508,193
News Corp. - Class A(a)	227,332	5,576,454
Orient-Express Hotels, Ltd. - Class A(a)(d)	296,550	2,639,295
priceline.com, Inc.(a)(b)(c)	18,350	11,353,696
Sally Beauty Holdings, Inc.(a)(d)	239,883	6,018,665
Time Warner, Inc.(a)	178,836	8,106,636
UNICASA Industria de Moveis S.A.(a)(c)(d)	268,600	1,425,644
Viacom, Inc. - Class B(a)(b)	168,100	9,008,479
The Walt Disney Co.(a)(b)	87,848	4,592,693

		159,544,714

Consumer Staples 6.72%
Altria Group, Inc.(a)	58,300	1,946,637
Anheuser-Busch InBev NV - ADR(a)	28,548	2,452,559
Brazil Pharma S.A.(a)(c)	790,115	4,762,711

	Shares	Value
Consumer Staples (continued)
China Mengniu Dairy Co., Ltd.	780,000	$2,333,748
Cia de Bebidas das Americas - ADR(a)	50,662	1,938,835
Green Mountain Coffee Roasters, Inc.(d)	108,600	2,579,250
Heineken NV	94,600	5,639,433
M Dias Branco S.A.(a)(d)	52,200	1,710,517
Molson Coors Brewing Co. - Class B(a)(b)	152,513	6,870,711
Raia Drogasil S.A.(a)	57,248	650,914
Reynolds American, Inc.(a)(b)	123,000	5,330,820
SABMiller PLC	117,800	5,174,092
Vinda International Holdings, Ltd.	3,287,714	4,528,315

		45,918,542

Energy 12.78%
Coal 2.49%
Alpha Natural Resources, Inc.(a)(d)	274,418	1,802,927
Arch Coal, Inc.(a)(b)	1,493,255	9,452,304
CONSOL Energy, Inc.(a)	105,383	3,166,759
Peabody Energy Corp.(a)(b)	116,735	2,602,023

		17,024,013

Natural Gas Leveraged Exploration & Production 1.69%
Cabot Oil & Gas Corp.(a)	106,400	4,777,360
EQT Corp.(a)	81,200	4,790,800
Range Resources Corp.	28,300	1,977,321

		11,545,481

Non-North American Producers 0.46%
InterOil Corp.(a)(b)(d)	40,409	3,121,999

Oil Leveraged Exploration & Production 2.28%
Anadarko Petroleum Corp.(a)(b)	55,100	3,852,592
EOG Resources, Inc.(a)(b)	25,900	2,902,095
Kodiak Oil & Gas Corp.(a)(d)	262,154	2,453,762
Noble Energy, Inc.(a)(b)	38,900	3,606,419
Pioneer Natural Resources Co.(a)(b)	26,661	2,783,408

		15,598,276

Oil Services & Drillers 3.16%
National Oilwell Varco, Inc.(a)(b)	47,695	3,820,846
Noble Corp.(a)(b)(d)	86,600	3,098,548
Oil States International, Inc.(a)(b)(d)	49,426	3,927,390
Schlumberger, Ltd.(a)	45,600	3,298,248

18	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2012 (Unaudited)

	Shares	Value
Energy (continued)
Seadrill, Ltd.(a)(b)	103,164	$4,046,092
Weatherford International, Ltd.(a)(d)	271,300	3,440,084

		21,631,208

Tankers 2.70%
Golar LNG Partners LP(a)	102,759	3,292,399
Golar LNG, Ltd.(a)(b)	392,958	15,164,249

		18,456,648

TOTAL ENERGY		87,377,625

Energy Infrastructure & Capital Equipment 0.50%
Fluor Corp.(a)	57,900	3,258,612
KBR, Inc.(a)	5,735	171,018

		3,429,630

Financials 27.95%
Business Development Corporations 6.00%
Ares Capital Corp.(a)	822,236	14,093,125
Golub Capital BDC, Inc.(a)	226,900	3,607,710
Medley Capital Corp.(a)	146,188	2,056,865
PennantPark Floating Rate Capital, Ltd.	54,072	684,552
PennantPark Investment Corp.(a)	594,908	6,311,974
Solar Capital, Ltd.(a)	487,745	11,179,115
Solar Senior Capital, Ltd.(a)	167,431	2,998,689
THL Credit, Inc.(a)	4,759	66,769

		40,998,799

Capital Markets 1.50%
Ameriprise Financial, Inc.(a)	40,700	2,307,283
CITIC Securities Co., Ltd. - Class H	999,445	1,763,260
The Goldman Sachs Group, Inc.(a)	34,564	3,929,236
Indochina Capital Vietnam Holdings, Ltd.(c)(d)(e)	25,655	32,838
LPL Financial Holdings, Inc.(a)	76,700	2,189,018

		10,221,635

Commercial Banks 2.03%
Fifth Third Bancorp(a)(b)	266,100	4,127,211
Grupo Financiero Santander Mexico SAB de CV - ADR(d)	107,400	1,471,380
Wells Fargo & Co.(a)(b)	240,126	8,291,551

		13,890,142

Consumer Finance 1.00%

Mastercard, Inc. - Class A (a)(b)	11,419	5,155,450

	Shares	Value
Financials (continued)
Visa, Inc. - Class A(a)	12,541	$1,684,006

		6,839,456

Diversified Financials 7.74%
Bank of America Corp.(a)(b)	3,024,436	26,705,770
Citigroup, Inc.(a)(b)	727,323	23,798,008
JPMorgan Chase & Co.(a)	59,800	2,420,704

		52,924,482

Insurance 1.57%
ACE, Ltd.(a)	79,638	6,020,633
Hartford Financial Services Group, Inc.(a)	241,167	4,688,286

		10,708,919

Mortgage-Backed Securities Real Estate Investment Trusts 4.91%
American Capital Agency Corp.(a)	298,515	10,325,634
American Capital Mortgage Investment Corp.(a)	120,153	3,019,445
Capstead Mortgage Corp.(a)	667,538	9,005,088
CYS Investments, Inc.(a)	250,662	3,531,827
Dynex Capital, Inc.(a)	405,253	4,356,470
Hatteras Financial Corp.(a)	118,287	3,334,510

		33,572,974

Real Estate Investment Trusts 2.01%
American Residential Properties, Inc.(a)(c)(d)(e)	145,000	2,936,250
Ascendas Real Estate Investment Trust	3,597,000	7,063,861
Ascott Residence Trust	1,781,824	1,822,188
Select Income REIT(a)(c)	77,000	1,895,740

		13,718,039

Real Estate Management & Development 1.19%
BHG S.A. - Brazil Hospitality Group(a)(d)	111,949	1,076,831
BR Malls Participacoes S.A.(a)	230,248	3,169,921
Iguatemi Empresa de Shopping Centers S.A.(a)	68,000	1,741,551
Sonae Sierra Brasil S.A.(a)	137,724	2,180,078

		8,168,381

TOTAL FINANCIALS		191,042,827

Health Care 1.62%
Aetna, Inc.(a)(b)	66,700	2,641,320

Semi-Annual Report | September 30, 2012	19

Statement of Investments	Clough Global Opportunities Fund
September 30, 2012 (Unaudited)

	Shares	Value
Health Care (continued)
Sanofi - ADR(a)(b)	196,318	$8,453,453

		11,094,773

Industrials 5.52%
Brenntag AG	27,270	3,490,313
Cia de Locacao das Americas(a)(c)(d)	871,500	3,619,697
Covanta Holding Corp.(a)	161,200	2,766,192
Delta Air Lines, Inc.(a)(b)(d)	676,807	6,199,552
Sensata Technologies Holding NV(a)(b)(d)	157,700	4,694,729
TransDigm Group, Inc.(a)(b)(d)	29,562	4,193,961
United Continental Holdings, Inc.(a)(d)	288,204	5,619,978
US Airways Group, Inc.(a)(b)(d)	521,785	5,457,871
WABCO Holdings, Inc.(a)(d)	29,000	1,672,430

		37,714,723

Information Technology 21.72%
Apple, Inc.(a)(b)	34,369	22,933,059
Baidu, Inc. - ADR(a)(d)	22,300	2,605,086
Broadcom Corp. - Class A(a)	311,200	10,761,296
Check Point Software Technologies, Ltd.(a)(d)	41,811	2,013,618
EMC Corp.(a)(b)(d)	607,035	16,553,845
Equinix, Inc.(a)(b)(d)	16,743	3,449,895
Fortinet, Inc.(a)(d)	83,100	2,006,034
Google, Inc. - Class A(a)(b)(d)	35,347	26,669,312
Informatica Corp.(a)(d)	86,200	3,000,622
Lenovo Group, Ltd.	3,179,040	2,632,100
Micron Technology, Inc.(a)(b)(d)	1,593,970	9,539,910
OCZ Technology Group, Inc.(a)(b)(d)	246,143	854,116
OmniVision Technologies, Inc.(a)(d)	87,089	1,215,327
QUALCOMM, Inc.(a)(b)	236,423	14,774,073
Responsys, Inc.(a)(d)	159,100	1,627,593
Seagate Technology	207,724	6,439,444
Sourcefire, Inc.(a)(d)	78,600	3,853,758
Telecity Group PLC	185,035	2,675,712
ViaSat, Inc.(a)(b)(d)	126,328	4,722,141
VMware, Inc. - Class A(a)(d)	40,566	3,924,355
Western Digital Corp.	159,574	6,180,301

		148,431,597

Materials 1.59%
Westlake Chemical Corp.(a)	33,097	2,418,067

	Shares	Value
Materials (continued)
WR Grace & Co.(a)(b)(d)	142,900	$8,442,532

		10,860,599

Telecommunication Services 4.78%
AT&T, Inc.(a)(b)	147,500	5,560,750
DiGi.Com Bhd	1,450,000	2,504,826
KT Corp.	43,981	1,392,924
Maxis Bhd	3,314,700	7,504,572
Philippine Long Distance Telephone Co.	53,015	3,538,146
Telekom Malaysia Bhd	1,033,200	2,092,429
Verizon Communications, Inc.(a)(b)	136,662	6,227,687
Vodafone Group PLC - ADR	134,100	3,821,179

		32,642,513

Utilities 11.23%
Alliant Energy Corp.(a)	73,600	3,193,504
Ameren Corp.(a)(b)	302,500	9,882,675
American Electric Power Co., Inc.(a)(b)	89,000	3,910,660
CMS Energy Corp.(a)(b)	205,800	4,846,590
Duke Energy Corp.(a)	42,400	2,747,520
Edison International(a)(b)	108,703	4,966,640
Entergy Corp.(a)	47,900	3,319,470
FirstEnergy Corp.(a)(b)	125,166	5,519,821
National Fuel Gas Co.(a)	67,900	3,669,316
National Grid PLC - ADR(a)(b)	176,911	9,793,793
NiSource, Inc.(a)(b)	190,673	4,858,348
Northeast Utilities(a)(b)	151,621	5,796,471
OGE Energy Corp.(a)(b)	137,730	7,638,506
Public Service Enterprise Group, Inc.(a)	103,300	3,324,194
Westar Energy, Inc.(a)	111,719	3,313,585

		76,781,093

TOTAL COMMON STOCKS (Cost $743,023,845)		804,838,636

EXCHANGE TRADED FUNDS 2.29%
Market Vectors Gold Miners ETF(a)	82,498	4,430,968
SPDR® Gold Shares(a)(d)	65,400	11,250,108

		15,681,076

TOTAL EXCHANGE TRADED FUNDS (Cost $14,192,998)		15,681,076

20	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS 0.44%
The Goodyear Tire & Rubber Co., 5.875%(a)	67,800	$2,994,726

TOTAL PREFERRED STOCKS (Cost $3,394,237)		2,994,726

RIGHTS 0.10%
Liberty Ventures Rights, strike price $14.00(a)(b)	50,459	683,215

TOTAL RIGHTS (Cost $604,784)		683,215

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 0.35%
TAM Capital 2, Inc.
01/29/2020, 9.500% (a)(f)	$2,205,000	2,419,987
TOTAL CORPORATE BONDS (Cost $2,170,546)		2,419,987

ASSET/MORTGAGE BACKED SECURITIES 0.02%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.280%(a)(g)	29,402	29,892
Series 2007-37, Class SB, 03/20/2037, 21.280%(a)(g)	109,293	113,995

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $125,012)		143,887

GOVERNMENT & AGENCY OBLIGATIONS 18.85%
U.S. Treasury Bonds
02/15/2031, 5.375% (a)	7,850,000	11,364,099
02/15/2036, 4.500%	4,900,000	6,546,861
U.S. Treasury Notes
01/31/2019, 1.250% (a)	10,230,000	10,454,579
11/15/2019, 3.375% (a)	22,185,000	25,736,331
05/15/2020, 3.500%	7,000,000	8,200,395
11/15/2021, 2.000% (a)	42,535,000	44,425,808
02/15/2022, 2.000% (a)	21,220,000	22,082,063

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $128,606,341)		128,810,136

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.17%
Cameron International Corp., Expires January, 2013, Exercise Price $57.50	1,000	$340,000
Ensco PLC, Expires January, 2013, Exercise Price $55.00	1,000	320,000
Market Vectors Oil Service ETF, Expires January, 2013, Exercise Price $53.33	2,514	6,285
Microsoft Corp., Expires January, 2013, Exercise Price $30.00	1,792	213,248
Noble Corp., Expires January, 2013, Exercise Price $40.00	1,000	87,500
Transocean, Ltd., Expires January, 2013, Exercise Price $50.00	1,000	154,000

TOTAL CALL OPTIONS PURCHASED (Cost $3,830,076)		1,121,033

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 12.89%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	32,916,424	32,916,424

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
11/15/2012, 0.156%(a)(i)	$22,200,000	22,196,125
02/07/2013, 0.190%(a)(i)	20,000,000	19,992,660
04/04/2013, 0.181%(a)(i)	13,000,000	12,990,822

		55,179,607

TOTAL SHORT-TERM INVESTMENTS (Cost $88,088,071)		88,096,031

Total Investments - 152.86% (Cost $984,035,910)		1,044,788,727

Liabilities in Excess of Other Assets - (52.86%)		(361,275,258)

NET ASSETS - 100.00%		$683,513,469

Semi-Annual Report | September 30, 2012	21

Statement of Investments	Clough Global Opportunities Fund
September 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Number of Contracts	Value

CALL OPTIONS WRITTEN
CBS Corp., Expires December, 2012, Exercise Price $40.00	771	$(46,260)
News Corp., Expires January, 2013, Exercise Price $27.00	1,128	(39,480)
Time Warner, Inc., Expires December, 2012, Exercise Price $50.00	907	(21,768)
Viacom, Inc., Expires December, 2012, Exercise Price $57.50	1,680	(151,200)
Walt Disney Co., Expires January, 2013, Exercise Price $57.50	870	(35,670)

TOTAL CALL OPTIONS WRITTEN (Premiums received $361,030)		$(294,378)

SCHEDULE OF SECURITIES SOLD SHORT (d)	Shares	Value
COMMON STOCK
Applied Materials, Inc.	(270,700)	$(3,022,365)
ASML Holding NV	(55,400)	(2,973,872)
Atlas Copco AB - A Shares	(69,168)	(1,614,215)
B/E Aerospace, Inc.	(138,200)	(5,818,220)
Banco Santander S.A.	(880,754)	(6,558,854)
Barclays PLC - ADR	(287,192)	(3,983,353)
BHP Billiton, Ltd. - ADR	(120,360)	(8,257,900)
BNP Paribas S.A.	(77,668)	(3,690,872)
The Boeing Co.	(93,500)	(6,509,470)
Caterpillar, Inc.	(167,621)	(14,422,111)
Core Laboratories NV	(19,600)	(2,381,008)
Credit Agricole S.A.	(454,366)	(3,135,451)
Cummins, Inc.	(52,000)	(4,794,920)
Deutsche Bank AG	(162,418)	(6,439,874)
F5 Networks, Inc.	(17,200)	(1,800,840)
Fiat SpA	(575,246)	(3,069,240)
Hexcel Corp.	(64,000)	(1,537,280)
Intel Corp.	(205,800)	(4,667,544)
Intesa Sanpaolo SpA	(1,666,636)	(2,533,643)
KLA-Tencor Corp.	(60,800)	(2,900,464)
Marathon Petroleum Corp.	(48,400)	(2,642,156)
Nabors Industries, Ltd.	(168,400)	(2,362,652)
Oracle Corp.	(412,600)	(12,992,774)
Petroleo Brasileiro S.A. - ADR	(810,817)	(18,600,142)
Phillips 66	(55,500)	(2,573,535)
Precision Castparts Corp.	(45,000)	(7,350,300)
Rio Tinto PLC - ADR	(123,772)	(5,787,579)
Sandvik AB	(369,107)	(5,009,422)
Siemens AG - ADR	(28,900)	(2,894,335)

SCHEDULE OF SECURITIES SOLD SHORT (d) (continued)	Shares	Value
Societe Generale S.A.	(84,545)	$(2,401,044)
Tesoro Corp.	(62,900)	(2,635,510)
United States Steel Corp.	(173,591)	(3,310,380)
Vale SA - ADR	(406,752)	(7,280,861)
Valero Energy Corp.	(82,700)	(2,619,936)

		(168,572,122)

EXCHANGE TRADED FUNDS
iShares® Russell 2000® Index Fund	(224,500)	(18,736,770)
Market Vectors Semiconductor ETF	(317,900)	(10,055,177)
United States Oil Fund LP	(570,587)	(19,474,134)

		(48,266,081)

TOTAL SECURITIES SOLD SHORT (Proceeds $218,501,027)		$(216,838,203)

(a)	Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings as of September 30, 2012. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2012.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, these securities had a total value of $19,145,556 or 2.80% of net assets.

(d)	Non-income producing security.
(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2012, these securities had a total value of $2,969,088 or 0.43% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2012, the aggregate market value of those securities was $2,419,987, representing 0.35% of net assets.

(g)	Floating or variable rate security – rate disclosed as of September 30, 2012.
(h)	Less than 0.0005%.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

22	www.cloughglobal.com

Clough Global Funds	Statement of Investments
September 30, 2012 (Unaudited)

Abbreviations:

AB – Aktiebolag is the Swedish equivalent of the term corporation

ADR – American Depositary Receipt

AG – Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Bhd – Berhad (in Malaysia, a form of a public company)

ETF – Exchange Traded Fund

LLC – Limited Liability Corporation

LP – Limited Partnership

Ltd. – Limited

NV – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Liability

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

S.A. – Generally designates corporations in various countries, mostly those employing the civil law

SpA – Societa` Per Azioni is an Italian shared company

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	23

Statements of Assets and Liabilities	Clough Global Funds
September 30, 2012 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
ASSETS:

Investments, at value (Cost - see below)	$246,134,501	$400,636,580	$1,044,788,727
Cash	63,958	–	283,634
Foreign Currency, at value (Cost $27,932, $45,727 and $119,890)	27,932	45,727	119,890
Deposit with broker for securities sold short	50,539,822	82,111,324	212,541,510
Dividends receivable	515,491	860,500	2,179,329
Interest receivable	204,439	216,100	895,339
Receivable for investments sold	12,209,345	20,080,168	51,737,927

Total Assets	309,695,488	503,950,399	1,312,546,356

LIABILITIES:

Due to custodian	–	283,634	–
Loan payable	89,800,000	147,000,000	388,900,000
Interest due on loan payable	14,557	23,829	63,042
Securities sold short (Proceeds $51,487,141, $83,813,260 and $218,501,027)	51,100,272	83,174,109	216,838,203
Options written, at value (Premiums received $83,951, $136,178 and $361,030)	68,417	111,330	294,378
Payable for investments purchased	5,061,439	8,237,265	21,432,695
Dividends payable - short sales	4,515	7,349	19,185
Interest payable - margin account	20,506	33,617	87,194
Accrued investment advisory fee	174,401	364,743	1,057,556
Accrued administration fee	71,006	129,687	338,418
Accrued trustees fee	1,959	1,830	1,831
Other payables and accrued expenses	385	385	385

Total Liabilities	146,317,457	239,367,778	629,032,887

Net Assets	$163,378,031	$264,582,621	$683,513,469

Cost of Investments	$229,848,263	$373,609,113	$984,035,910

COMPOSITION OF NET ASSETS:

Paid-in capital	$171,150,108	$281,543,329	$790,350,128
Overdistributed net investment income	(6,224,954)	(10,689,715)	(30,833,873)
Accumulated net realized loss on investment securities, written options, total return swaps, securities sold short and foreign currency transactions	(18,235,769)	(33,962,467)	(138,485,100)
Net unrealized appreciation in value of investment securities, written options, securities sold short and translation of assets and liabilities denominated in foreign currency	16,688,646	27,691,474	62,482,314

Net Assets	$163,378,031	$264,582,621	$683,513,469

Shares of common stock outstanding of no par value, unlimited shares authorized	10,434,606	17,840,705	51,736,859

Net assets value per share	$15.66	$14.83	$13.21

See Notes to the Financial Statements.

24	www.cloughglobal.com

Clough Global Funds	Statements of Operations
For the Six Months Ended September 30, 2012 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $52,920, $86,476 and $227,434)	$2,718,768	$4,852,936	$11,528,798
Interest on investment securities	370,484	471,246	1,458,184
Hypothecated securities income (See Note 6)	45,685	70,500	215,832

Total Income	3,134,937	5,394,682	13,202,814

EXPENSES:

Investment advisory fee	1,056,109	2,209,857	6,405,048
Administration fee	429,987	785,727	2,049,615
Interest on loan	705,454	1,154,808	3,055,136
Interest expense - margin account	150,088	246,799	640,887
Trustees fee	68,028	68,098	68,098
Dividend expense - short sales	476,447	776,135	2,025,081
Legal fees	16,833	9,341	11,323
Other expenses	1,835	1,835	1,985

Total Expenses	2,904,781	5,252,600	14,257,173

Net Investment Income/(Loss)	230,156	142,082	(1,054,359)

NET REALIZED GAIN/(LOSS) ON:
Investment securities	(3,638,555)	(5,864,749)	(15,706,880)
Securities sold short	3,665,120	5,996,099	15,624,197
Written options	1,221,876	2,034,333	4,854,519
Total return swap contracts	(106,600)	(174,134)	(450,893)
Foreign currency transactions	(577,806)	(949,229)	(2,440,217)
NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
Investment securities	(821,944)	(2,581,532)	(3,735,604)
Securities sold short	(603,747)	(981,101)	(2,564,628)
Written options	151,019	248,690	716,723
Translation of assets and liabilities denominated in foreign currencies	(1,049)	(1,709)	(4,454)

Net loss on investment securities, securities sold short, written options, total return swap contracts and foreign currency transactions	(711,686)	(2,273,332)	(3,707,237)

Net Decrease in Net Assets Attributable to Common Shares from Operations	$(481,530)	$(2,131,250)	$(4,761,596)

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	25

Statements of Changes in Net Assets	Clough Global Funds

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2012 (Unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (Unaudited)	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012 (Unaudited)	For the Year Ended March 31, 2012

COMMON SHAREHOLDERS OPERATIONS:

Net investment income/(loss)	$230,156	$2,710,451	$142,082	$3,679,630	$(1,054,359)	$7,360,979
Net realized gain/(loss) from:
Investment securities	(3,638,555)	3,921,480	(5,864,749)	5,899,035	(15,706,880)	22,058,687
Securities sold short	3,665,120	(3,187,186)	5,996,099	(5,060,458)	15,624,197	(13,376,652)
Written options	1,221,876	533,161	2,034,333	888,686	4,854,519	2,113,455
Total return swap contracts	(106,600)	-	(174,134)	-	(450,893)	-
Foreign currency transactions	(577,806)	513,129	(949,229)	855,880	(2,440,217)	2,193,963
Net change in unrealized appreciation/(depreciation) on investment securities, securities sold short, written options and translation of assets and liabilities denominated in foreign currencies	(1,275,721)	(13,351,122)	(3,315,652)	(22,860,951)	(5,587,963)	(61,439,158)

Net Decrease in Net Assets From Operations	(481,530)	(8,860,087)	(2,131,250)	(16,598,178)	(4,761,596)	(41,088,726)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(6,260,763)	(12,521,527)	(10,347,608)	(20,279,371)	(27,937,903)	(54,503,782)
Tax return of capital	–	–	–	(415,846)	–	(1,372,025)

Net Decrease in Net Assets from Distributions	(6,260,763)	(12,521,527)	(10,347,608)	(20,695,217)	(27,937,903)	(55,875,807)

Net Decrease in Net Assets Attributable to Common Shares	(6,742,293)	(21,381,614)	(12,478,858)	(37,293,395)	(32,699,499)	(96,964,533)

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	170,120,324	191,501,938	277,061,479	314,354,874	716,212,968	813,177,501

End of period*	$163,378,031	$170,120,324	$264,582,621	$277,061,479	$683,513,469	$716,212,968

*Includes Overdistributed Net Investment Income of:	$(6,224,954)	$(194,347)	$(10,689,715)	$(484,189)	$(30,833,873)	$(1,841,611)

See Notes to the Financial Statements.

26	www.cloughglobal.com

Clough Global Funds	Statements of Cash Flows
For the Six Months Ended September 30, 2012 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(481,530)	$(2,131,250)	$(4,761,596)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(229,349,813)	(353,653,374)	(984,821,583)
Proceeds from disposition of investment securities	223,760,943	344,117,536	964,161,397
Proceeds from securities sold short transactions	104,558,557	170,112,802	443,532,263
Cover securities sold short transactions	(99,009,825)	(161,206,188)	(420,476,768)
Premiums received from written options transactions	1,412,292	2,342,283	5,825,006
Premiums paid on closing written options transactions	(106,464)	(171,772)	(1,211,034)
Purchased options transactions	(3,881,970)	(6,441,190)	(16,338,959)
Proceeds from purchased options transactions	1,035,798	1,700,740	8,007,538
Net proceeds from short-term investment securities	10,848,319	19,357,747	46,077,170
Net realized loss from investment securities	3,638,555	5,864,749	15,706,880
Net realized gain on securities sold short	(3,665,120)	(5,996,099)	(15,624,197)
Net realized gain on written options	(1,221,876)	(2,034,333)	(4,854,519)
Net realized loss on foreign currency transactions	577,806	949,229	2,440,217
Net change in unrealized depreciation on investment securities	1,275,721	3,315,652	5,587,963
Premium amortization	131,144	120,561	572,269
Discount accretion	(15,531)	(29,538)	(73,770)
Increase in deposits with brokers for securities sold short and written options	(3,384,677)	(6,232,732)	(15,311,287)
Decrease in dividends receivable	71,825	111,081	306,995
Increase/(Decrease) in interest receivable	5,781	51,664	(120,579)
Increase in interest due on loan payable	2,822	4,619	12,221
Decrease in dividends payable - short sales	(75,008)	(122,485)	(319,499)
Decrease in interest payable - margin account	(3,191)	(5,051)	(13,710)
Decrease in accrued investment advisory fee	(8,255)	(18,649)	(56,448)
Decrease in accrued administration fee	(3,361)	(6,630)	(18,064)
Decrease in accrued trustees fee	(2,351)	(2,281)	(2,281)
Increase in other payables	85	85	35

Net cash provided by operating activities	6,110,676	9,997,176	28,225,660

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(6,260,763)	(10,347,608)	(27,937,903)

Net cash used in financing activities	(6,260,763)	(10,347,608)	(27,937,903)

Net increase/(decrease) in cash and foreign currency	(150,087)	(350,432)	287,757

Cash and foreign currency, beginning of period	$241,977	$396,159	$115,767
Cash and foreign currency, end of period	$91,890	$45,727	$403,524

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$702,632	$1,150,189	$3,042,915

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	27

Financial Highlights	Clough Global Allocation Fund
For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2012 (Unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$16.30	$18.35	$16.90	$13.24	$21.60	$22.61

Income from investment operations:
Net investment income	0.02*	0.26*	0.38*	0.32*	0.30*	0.46*
Net realized and unrealized gain/(loss) on investments	(0.06)	(1.11)	2.27	4.44	(7.05)	1.47
Distributions to preferred shareholders from:
Net investment income	–	–	–	–	(0.05)	(0.49)

Total Income from Investment Operations	(0.04)	(0.85)	2.65	4.76	(6.80)	1.44

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.60)	(1.20)	(1.20)	(0.46)	(0.81)	(1.72)
Net realized gains	–	–	–	–	(0.31)	(0.73)
Tax return of capital	–	–	–	(0.64)	(0.44)	–

Total Distributions to Common Shareholders	(0.60)	(1.20)	(1.20)	(1.10)	(1.56)	(2.45)

Net asset value - end of period	$15.66	$16.30	$18.35	$16.90	$13.24	$21.60

Market price - end of period	$13.54	$13.94	$16.24	$15.92	$10.68	$18.90

Total Investment Return - Net Asset Value:(1)	0.38%	(3.48)%	17.30%	38.14%	(32.20)%	7.10%
Total Investment Return - Market Price:(1)	1.48%	(6.73)%	10.20%	61.32%	(37.50)%	1.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$163,378	$170,120	$191,502	$176,317	$138,185	$225,359
Ratios to average net assets attributable to common shareholders:
Total expenses	3.64%(2)	3.05%	2.87%	3.22%	3.35%(3)	2.10%(3)
Total expenses excluding interest expense and dividends on short sales expense	1.97%(2)	1.80%	1.74%	1.88%	2.76%(3)	1.73%(3)
Net investment income	0.29%(2)	1.61%	2.28%	1.96%	1.73%(3)	2.02%(3)
Preferred share dividends	N/A	N/A	N/A	N/A	0.30%	2.14%
Portfolio turnover rate	103%	192%	172%	115%	233%	136%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period, including dividends on preferred shares (000s)	N/A	N/A	N/A	N/A	–(4)	$95,052
Total shares outstanding (000s)	N/A	N/A	N/A	N/A	–(4)	3.8
Asset coverage per share(5)	N/A	N/A	N/A	N/A	–(4)	$84,319
Liquidation preference per share	N/A	N/A	N/A	N/A	–(4)	$25,000
Average market value per share(6)	N/A	N/A	N/A	N/A	–(4)	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$89,800	$89,800	$89,800	$89,800	$60,200	N/A
Asset Coverage Per $1,000 (000s)	$2,819	$2,894	$3,133	$2,963	$3,295	N/A

28	www.cloughglobal.com

Clough Global Allocation Fund	Financial Highlights
For a share outstanding throughout the periods indicated

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.

(2)	Annualized.
(3)	Ratios do not reflect dividend payments to preferred shareholders.
(4)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 22, 2008.
(5)	Calculated by subtracting the Fund’s total liabilities (excluding preferred shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(6)	Based on monthly prices.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	29

Financial Highlights	Clough Global Equity Fund
For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2012 (Unaudited)	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$15.53	$17.62	$16.29	$12.28	$20.88	$22.17

Income from investment operations:
Net investment income	0.01*	0.21*	0.30*	0.22*	0.16*	0.34*
Net realized and unrealized gain/(loss) on investments	(0.13)	(1.14)	2.19	4.82	(7.21)	1.38
Distributions to preferred shareholders from:
Net investment income	–	–	–	–	(0.03)	(0.53)

Total Income from Investment Operations	(0.12)	(0.93)	2.49	5.04	(7.08)	1.19

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.58)	(1.14)	(1.16)	(0.39)	(0.24)	(1.67)
Net realized gains	–	–	–	–	(0.48)	(0.81)
Tax return of capital	–	(0.02)	–	(0.64)	(0.80)	–

Total Distributions to Common Shareholders	(0.58)	(1.16)	(1.16)	(1.03)	(1.52)	(2.48)

Net asset value - end of period	$14.83	$15.53	$17.62	$16.29	$12.28	$20.88

Market price - end of period	$12.90	$13.09	$15.37	$14.33	$9.77	$18.00

Total Investment Return - Net Asset Value:(1)	(0.09)%	(4.08)%	17.05%	43.62%	(34.55)%	6.24%
Total Investment Return - Market Price:(1)	3.11%	(7.32)%	16.07%	58.80%	(39.60)%	0.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$264,583	$277,061	$314,355	$290,577	$219,059	$372,490
Ratios to average net assets attributable to common shareholders:
Total expenses	4.06%(2)	3.43%	3.23%	3.57%	3.81%(3)	2.50%(3)
Total expenses excluding interest expense and dividends on short sales expense	2.38%(2)	2.18%	2.10%	2.25%	2.26%(3)	2.14%(3)
Net investment income	0.11%(2)	1.34%	1.87%	1.43%	0.95%(3)	1.53%(3)
Preferred share dividends	N/A	N/A	N/A	N/A	0.20%	2.35%
Portfolio turnover rate	98%	183%	173%	116%	207%	155%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period, including dividends on preferred shares (000s)	N/A	N/A	N/A	N/A	-(4)	$175,346
Total shares outstanding (000s)	N/A	N/A	N/A	N/A	-(4)	7
Asset coverage per share(5)	N/A	N/A	N/A	N/A	-(4)	$78,262
Liquidation preference per share	N/A	N/A	N/A	N/A	-(4)	$25,000
Average market value per share(6)	N/A	N/A	N/A	N/A	-(4)	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$147,000	$147,000	$147,000	$147,000	$98,200	N/A
Asset Coverage Per $1,000 (000s)	$2,800	$2,885	$3,138	$2,977	$3,231	N/A

30	www.cloughglobal.com

Clough Global Equity Fund	Financial Highlights
For a share outstanding throughout the periods indicated

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.

(2)	Annualized.
(3)	Ratios do not reflect dividend payments to preferred shareholders.
(4)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 5, 2008.
(5)	Calculated by subtracting the Fund’s total liabilities (excluding preferred shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(6)	Based on monthly prices.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	31

Financial Highlights	Clough Global Opportunities Fund
For a share outstanding throughout the periods indicated

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009		For the Year Ended March 31, 2008

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$13.84		$15.72	$14.68	$11.55	$19.03		$19.17
Income from investment operations:
Net investment income/(loss)	(0.02)*		0.14*	0.25*	0.17*	0.12*		0.35*
Net realized and unrealized gain/(loss) on investments	(0.07)		(0.94)	1.87	3.94	(6.20)		1.50
Distributions to preferred shareholders from:
Net investment income	–		–	–	–	(0.04)		(0.46)
Total Income from Investment Operations	(0.09)		(0.80)	2.12	4.11	(6.12)		1.39

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.54)		(1.05)	(1.08)	(0.29)	(0.06)		(1.46)
Net realized gains	–		–	–	–	(0.03)		(0.07)
Tax return of capital	–		(0.03)	–	(0.69)	(1.27)		–
Total Distributions to Common Shareholders	(0.54)		(1.08)	(1.08)	(0.98)	(1.36)		(1.53)

CAPITAL SHARE TRANSACTIONS:
Preferred share offering costs and sales load charged to paid-in capital	–		-	-	-	0.00(1)		-
Total Capital Share Transactions	–		–	–	–	0.00(1)		–
Net asset value - end of period	$13.21		$13.84	$15.72	$14.68	$11.55		$19.03
Market price - end of period	$11.70		$11.78	$13.85	$13.04	$9.20		$16.32

Total Investment Return - Net Asset Value:(2)	0.03%		(3.88)%	16.21%	37.93%	(32.68)%		8.06%
Total Investment Return - Market Price:(2)	4.09%		(7.14)%	15.27%	53.82%	(37.48)%		1.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$683,513		$716,213	$813,178	$759,601	$597,605		$984,608
Ratios to average net assets attributable to common shareholders:
Total expenses	4.26	%(3)	3.61%	3.40%	3.72%	3.84	%(4)	2.52	%(4)
Total expenses excluding interest expense and dividends on short sales expense	2.55	%(3)	2.35%	2.25%	2.39%	2.38	%(4)	2.29	%(4)
Net investment income/(loss)	(0.32	)%(3)	1.04%	1.74%	1.19%	0.80	%(4)	1.76	%(4)
Preferred share dividends	N/A		N/A	N/A	N/A	0.23%		2.34%
Portfolio turnover rate	104%		193%	171%	115%	224%		171%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period, including dividends on preferred shares (000s)	N/A		N/A	N/A	N/A	–(5)		$450,380
Total shares outstanding (000s)	N/A		N/A	N/A	N/A	–(5)		18
Asset coverage per share(6)	N/A		N/A	N/A	N/A	–(5)		$79,722
Liquidation preference per share	N/A		N/A	N/A	N/A	–(5)		$25,000
Average market value per share(7)	N/A		N/A	N/A	N/A	–(5)		$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$388,900		$388,900	$388,900	$388,900	$239,500		N/A
Asset Coverage Per $1,000 (000s)	$2,758		$2,842	$3,091	$2,953	$3,495		N/A

32	www.cloughglobal.com

Clough Global Opportunities Fund	Financial Highlights
For a share outstanding throughout the periods indicated

*	Based on average shares outstanding.
(1)	Less than $0.005.
(2)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(3)	Annualized.
(4)	Ratios do not reflect dividend payments to preferred shareholders.
(5)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 23, 2008.
(6)	Calculated by subtracting the Fund’s total liabilities (excluding preferred shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(7)	Based on monthly prices.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2012	33

Notes to Financial Statements	Clough Global Funds
September 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund, (each, a “Fund” and collectively, the “Funds”) are closed-end management investment companies that were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund and an Agreement and Declaration of Trust dated January 12, 2006 for Clough Global Opportunities Fund. Each Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on September 30, 2012.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealer s at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of September 30, 2012, securities which have been fair valued represented 0.43%, 0.43% and 0.43% of net assets of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund, respectively.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

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Clough Global Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of September 30, 2012 in valuing each Fund’s investments carried at value. The Funds recognize transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no transfers between Levels 1 and 2 during the six months ended September 30, 2012.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$37,552,007	$–	$–	$37,552,007
Consumer Staples	10,803,586	–	–	10,803,586
Energy	20,550,107	–	–	20,550,107
Energy Infrastructure & Capital Equipment	805,576	–	–	805,576
Financials	44,391,391	688,500	9,384	45,089,275
Health Care	2,600,198	–	–	2,600,198
Industrials	8,912,920	–	–	8,912,920
Information Technology	34,999,375	–	–	34,999,375
Materials	2,565,028	–	–	2,565,028
Telecommunication Services	7,659,079	–	–	7,659,079
Utilities	18,429,112	–	–	18,429,112
Exchange Traded Funds	3,694,466	–	–	3,694,466
Preferred Stocks	702,303	–	–	702,303
Rights	161,153	–	–	161,153
Corporate Bonds	–	570,700	–	570,700
Asset/Mortgage Backed Securities	–	512,012	–	512,012
Government & Agency Obligations	32,531,327	–	–	32,531,327
Purchased Options	1,560	–	–	1,560
Short-Term Investments	17,994,717	–	–	17,994,717
TOTAL	$244,353,905	$1,771,212	$9,384	$246,134,501

Other Financial Instruments
Liabilities
Written Options	$(68,417)	$–	$–	$(68,417)
Securities Sold Short	(51,100,272)	–	–	(51,100,272)
TOTAL	$(51,168,689)	$–	$–	$(51,168,689)

*	For detailed industry descriptions, see the accompanying Statement of Investments.

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$66,221,108	$–	$–	$66,221,108
Consumer Staples	19,569,530	–	–	19,569,530
Energy	35,439,264	–	–	35,439,264
Energy Infrastructure & Capital Equipment	1,297,182	–	–	1,297,182
Financials	72,603,630	1,134,000	14,075	73,751,705
Health Care	4,250,236	–	–	4,250,236
Industrials	15,183,518	–	–	15,183,518
Information Technology	59,225,844	–	–	59,225,844
Materials	4,161,364	–	–	4,161,364
Telecommunication Services	12,490,602	–	–	12,490,602
Utilities	36,463,779	–	–	36,463,779
Exchange Traded Funds	6,015,798	–	–	6,015,798

Semi-Annual Report | September 30, 2012	35

Notes to Financial Statements	Clough Global Funds
September 30, 2012 (Unaudited)

Clough Global Equity Fund (continued)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets (continued)
Preferred Stocks	$1,148,420	$–	$–	$1,148,420
Rights	262,256	–	–	262,256
Corporate Bonds	–	850,562	–	850,562
Asset/Mortgage Backed Securities	–	355,548	–	355,548
Government & Agency Obligations	28,205,838	–	–	28,205,838
Purchased Options	2,347	–	–	2,347
Short-Term Investments	35,741,679	–	–	35,741,679

TOTAL	$398,282,395	$2,340,110	$14,075	$400,636,580

Other Financial Instruments

Liabilities
Written Options	$(111,330)	$–	$–	$(111,330)
Securities Sold Short	(83,174,109)	–	–	(83,174,109)

TOTAL	$(83,285,439)	$–	$–	$(83,285,439)

*For	detailed industry descriptions, see the accompanying Statement of Investments.

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$159,544,714	$–	$–	$159,544,714
Consumer Staples	45,918,542	–	–	45,918,542
Energy	87,377,625	–	–	87,377,625
Energy Infrastructure & Capital Equipment	3,429,630	–	–	3,429,630
Financials	188,073,739	2,936,250	32,838	191,042,827
Health Care	11,094,773	–	–	11,094,773
Industrials	37,714,723	–	–	37,714,723
Information Technology	148,431,597	–	–	148,431,597
Materials	10,860,599	–	–	10,860,599
Telecommunication Services	32,642,513	–	–	32,642,513
Utilities	76,781,093	–	–	76,781,093
Exchange Traded Funds	15,681,076	–	–	15,681,076
Preferred Stocks	2,994,726	–	–	2,994,726
Rights	683,215	–	–	683,215
Corporate Bonds	–	2,419,987	–	2,419,987
Asset/Mortgage Backed Securities	–	143,887	–	143,887
Government & Agency Obligations	128,810,136	–	–	128,810,136
Purchased Options	1,121,033	–	–	1,121,033
Short-Term Investments	88,096,031	–	–	88,096,031

TOTAL	$1,039,255,765	$5,500,124	$32,838	$1,044,788,727

Other Financial Instruments

Liabilities
Written Options	$(294,378)	$–	$–	$(294,378)
Securities Sold Short	(216,838,203)	–	–	(216,838,203)

TOTAL	$(217,132,581)	$–	$–	$(217,132,581)

*For	detailed industry descriptions, see the accompanying Statement of Investments.

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Clough Global Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

CLOUGH GLOBAL ALLOCATION FUND

Investments in Securities	Balance as of March 31, 2012	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net Purchases	Net Sales	Transfer into Level 3	Transfer out of Level 3	Balance as of September 30, 2012	Net change in unrealized appreciation/ (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2012
Common Stocks	$19,963	$(71,735)	$72,065	$ –	$(10,909)	$ –	$ –	$9,384	$72,065

Total	$19,963	$(71,735)	$72,065	$ –	$(10,909)	$ –	$ –	$9,384	$72,065

CLOUGH GLOBAL EQUITY FUND

Investments in Securities	Balance as of March 31, 2012	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net Purchases	Net Sales	Transfer into Level 3	Transfer out of Level 3	Balance as of September 30, 2012	Net change in unrealized appreciation/ (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2012
Common Stocks	$ 29,944	$(107,609)	$ 108,105	$ –	$(16,365)	$ –	$ –	$14,075	$ 108,105

Asset/Mortgage Backed Securities	585,045	2,523	(83,525)	–	(201,871)	$ –	$(302,172)	–	–

Total	$ 614,989	$(105,086)	$ 24,580	$ –	$(218,236)	$ –	$(302,172)	$14,075	$ 108,105

CLOUGH GLOBAL OPPORTUNITIES FUND

Investments in Securities	Balance as of March 31, 2012	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net Purchases	Net Sales	Transfer into Level 3	Transfer out of Level 3	Balance as of September 30, 2012	Net change in unrealized appreciation/ (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2012
Common Stocks	$69,869	$(251,107)	$252,264	$ –	$(38,188)	$ –	$ –	$32,838	$252,264

Total	$69,869	$(251,107)	$252,264	$ –	$(38,188)	$ –	$ –	$32,838	$252,264

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Funds’ Statements of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Semi-Annual Report | September 30, 2012	37

Notes to Financial Statements	Clough Global Funds
September 30, 2012 (Unaudited)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

A Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

As of September 30, 2012, the Funds had the following open spot foreign currency contracts:

Spot Foreign Exchange Contracts

Buy/Sell	Foreign Currency Type	Cost USD	Market Value USD	Settlement Date	Unrealized Gain/(Loss)
Clough Global Allocation Fund
Buy	GBP	$25,977	$25,829	10/2/12	$(147)
Sell	MYR	(27,823)	(27,927)	10/2/12	(105)
		$(1,846)	$(2,098)		$(252)

Clough Global Equity Fund
Buy	GBP	$42,372	$42,132	10/2/12	$(240)
Sell	MYR	(45,555)	(45,726)	10/2/12	(171)
		$(3,183)	$(3,594)		$(411)

Clough Global Opportunities Fund
Buy	GBP	$110,130	$109,507	10/2/12	$(623)
Sell	MYR	(119,436)	(119,885)	10/2/12	(449)
		$(9,306)	$(10,378)		$(1,072)

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statement of Assets and Liabilities as Deposit with broker for securities sold short. The market value of securities held as collateral for securities sold short as of September 30, 2012, was $38,409,276, $54,129,685 and $120,980,701 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred on the Funds for the year ended September 30, 2012 is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable by the Funds as of September 30, 2012 are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies

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Clough Global Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. The interest incurred on the Funds for the six months ended September 30, 2012 is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable by the Funds as of September 30, 2012 are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the six months ended September 30, 2012 was as follows:

CLOUGH GLOBAL ALLOCATION FUND:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2012	23	$40,409	–	$–
Positions opened	2,666	185,704	1,200	1,226,588
Exercised	(23)	(40,409)	–	–
Expired	(1,020)	(89,363)	–	–
Closed	(400)	(12,390)	(1,200)	(1,226,588)
Split	–	–	–	–
Outstanding, September 30, 2012	1,246	$83,951	–	$–
Market Value, September 30, 2012		$(68,417)		$–

Semi-Annual Report | September 30, 2012	39

Notes to Financial Statements	Clough Global Funds
September 30, 2012 (Unaudited)

CLOUGH GLOBAL EQUITY FUND:
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2012	38	$66,763	–	$–
Positions opened	4,317	297,970	2,000	2,044,313
Exercised	(38)	(66,763)	–	–
Expired	(1,690)	(143,208)	–	–
Closed	(600)	(18,584)	(2,000)	(2,044,313)
Split	–	–	–	–
Outstanding, September 30, 2012	2,027	$136,178	–	$–
Market Value, September 30, 2012		$(111,330)		$–

CLOUGH GLOBAL OPPORTUNITIES FUND:
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2012	4,601	$601,577	–	$–
Positions opened	14,956	918,655	4,800	4,906,351
Exercised	(101)	(177,450)	–	–
Expired	(3,500)	(355,181)	–	–
Closed	(10,600)	(626,571)	(4,800)	(4,906,351)
Split	–	–	–	–
Outstanding, September 30, 2012	5,356	$361,030	–	$–
Market Value, September 30, 2012		$(294,378)		$–

Swaps: During the period the Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. The Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now permits certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the six months ended September 30, 2012, the Funds invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. There were no open swap agreements in the Funds at the end of the period.

Warrants: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid

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Clough Global Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights or warrants at the end of the period. The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on each Fund’s Balance Sheet as of September 30, 2012:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Contracts	Fair Value
Clough Global Allocation Fund	Equity Contracts	Investments, at value	624	$1,560
Clough Global Equity Fund	Equity Contracts	Investments, at value	939	$2,347
Clough Global Opportunities Fund	Equity Contracts	Investments, at value	8,306	$1,121,033

		Liability Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Contracts	Fair Value
Clough Global Allocation Fund	Equity Contracts	Options written, at value	1,246	$(68,417)
Clough Global Equity Fund	Equity Contracts	Options written, at value	2,027	$(111,330)
Clough Global Opportunities Fund	Equity Contracts	Options written, at value	5,356	$(294,378)

The effect of derivatives instruments on each Fund’s Statement of Operations for the six months ended September 30, 2012:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Clough Global Allocation Fund	Equity Contracts	Net realized gain/(loss) on Investment securities/Net realized gain/(loss) on Written options/Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on Investment securities/Net change in unrealized appreciation/(depreciation) on Written options	$ (2,507,484)	$ (430,949)
Clough Global Equity Fund	Equity Contracts	Net realized gain/(loss) on Investment securities/Net realized gain/(loss) on Written options/Net realized gain/(loss) on total return swap contracts /Net change in unrealized appreciation/(depreciation) on Investment securities/Net change in unrealized appreciation/(depreciation) on Written options	(4,161,916)	(709,497)
Clough Global Opportunities Fund	Equity Contracts	Net realized gain/(loss) on Investment securities/Net realized gain/(loss) on Written options/Net realized gain/(loss) on total return swap contracts /Net change in unrealized appreciation/(depreciation) on Investment securities/Net change in unrealized appreciation/(depreciation) on Written options	(8,628,074)	(3,914,070)

Semi-Annual Report | September 30, 2012	41

Notes to Financial Statements	Clough Global Funds
September 30, 2012 (Unaudited)

The average purchased and written option contracts volume and the average purchased and written option contracts notional volume during the six months ended September 30, 2012 is noted below for each of the Funds.

Fund	Average Purchased Option Contract Volume	Average Purchased Option Contract Notional Volume	Average Written Option Contract Volume	Average Written Option Contract Notional Volume
Clough Global Allocation Fund	3,499	$37,270,844	881	$31,909,283
Clough Global Equity Fund	5,667	61,376,649	1,435	52,864,155
Clough Global Opportunities Fund	22,603	184,265,812	5,643	138,001,848

The average contracts volume and the average total return swap contracts notional volume during the six months ended September 30, 2012 is noted below for each of the Funds.

Fund	Average Contract Volume	Average Notional Volume
Clough Global Allocation Fund	380,991	$218,546
Clough Global Equity Fund	618,734	355,578
Clough Global Opportunities Fund	1,614,647	925,619

Income Taxes: Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. During the six months ended September 30, 2012, none of the Funds recorded a liability for any uncertain tax positions in the accompanying financial statements.

Each Fund files income tax returns in the U.S. federal jurisdiction and Colorado. The statute of limitations on each Fund’s federal and state tax filings remains open for the fiscal years ended March 31, 2012, March 31, 2011, March 31, 2010, and March 31, 2009 as well as for March 31, 2008 for state purposes only.

Distributions to Shareholders: Each Fund intends to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by a Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Fund on the ex-dividend date. Each Fund has received approval from the Securities and Exchange Commission (the “Commission”) for exemption from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 19b-1 there under permitting each Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of a fund with respect to its Common Shares calls for periodic (e.g. quarterly/monthly) distributions in an amount equal to a fixed percentage of each Fund’s average net asset value over a specified period of time or market price per common share at or about the time of distributions or pay-out of a level dollar amount. At this time, none of the Funds have implemented a managed distribution plan as permitted under the exemption.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Funds to be subject to larger short-term declines in value.

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Clough Global Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

The Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity. At September 30, 2012, Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund each had a significant concentration of their investment securities in companies based in the United States – 111.53%, 110.10% and 113.05% of net assets, respectively.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

2. TAXES

Classification of Distributions: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. The amount and characteristics of the tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2012.

The tax character of the distributions paid by the Funds during the year ended March 31, 2012 were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Ordinary Income	$12,521,527	$20,279,371	$54,503,782
Long-Term Capital Gain	–	–	–
Return of Capital	–	415,846	1,372,025
Total	$12,521,527	$20,695,217	$55,875,807

Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of September 30, 2012, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross unrealized appreciation on investments (excess of value over tax cost)	$18,468,568	$31,588,632	$71,405,572
Gross unrealized depreciation on investments (excess of tax cost over value)	(5,301,080)	(9,535,873)	(24,558,205)
Net unrealized appreciation	13,167,488	22,052,759	46,847,367

Cost of investments for income tax purposes	$232,967,013	$378,583,821	$997,941,360

3. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

Transactions in common shares were as follows:

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012	For the Six Months Ended September 30, 2012	For the Year Ended March 31, 2012
Common Shares Outstanding - beginning of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859
Common shares issued as reinvestment of dividends	–	–	–	–	–	–
Common shares outstanding - end of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859

Semi-Annual Report | September 30, 2012	43

Notes to Financial Statements	Clough Global Funds
September 30, 2012 (Unaudited)

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the six months ended September 30, 2012, are listed in the table below.

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
Clough Global Allocation Fund	$173,483,485	$183,571,440	$53,353,783	$42,148,671
Clough Global Equity Fund	296,784,118	310,014,250	48,825,487	37,078,272
Clough Global Opportunities Fund	736,464,067	780,834,785	222,802,985	175,964,123

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough Capital Partners L.P. (“Clough”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with each Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS Fund Services, Inc. (“ALPS”) serves as each Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with each Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee of 0.285%, 0.32%, and 0.32% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by each Fund, with the exception of advisory fees, trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, interest on margin accounts, interest on loans, dividends on short sales, and extraordinary expenses.

Both Clough and ALPS are considered to be “affiliates” of the Funds as defined in the 1940 Act.

6. COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

In January 2009, each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allowed each Fund to borrow funds. Each Fund is currently borrowing the maximum commitment covered by the agreement. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $162,109,038, $284,081,511 and $745,254,139 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 1.10% on the amount borrowed and 1.00% on the undrawn balance. Each Fund also pays a one time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund. For the six months ended September 30, 2012 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $89,800,000, $147,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 1.55%. As of September 30, 2012, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $89,800,000, $147,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on September 30, 2012 was 1.46%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post

44	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Each Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the six months ended September 30, 2012.

Each Fund receives income from BNP based on the value of the Lent Securities. This income is recorded as Hypothecated Securities income on the Statements of Operations. The interest incurred on borrowed amounts is recorded as Interest on Loan in the Statements of Operations, a part of Total Expenses.

7. OTHER

The Independent Trustees of each Fund receive from each Fund a quarterly retainer of $3,500 and an additional $1,500 for each board meeting attended. The Chairman of the Board of Trustees of each Fund receives a quarterly retainer from each Fund of $4,200 and an additional $1,800 for each board meeting attended. The Chairman of the Audit Committee of each Fund receives a quarterly retainer from each Fund of $3,850 and an additional $1,650 for each board meeting attended.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Semi-Annual Report | September 30, 2012	45

Dividend Reinvestment Plan	Clough Global Funds
September 30, 2012 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in each Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by Computershare as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting Computershare, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re–invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever a Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non–participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from a Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open–Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open–Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex–dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open–Market Purchases. If, before the Plan Administrator has completed its Open–Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open–Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open–Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open–Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by a Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open–Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare, P.O. Box 358035, Pittsburgh, PA 15252-8035.

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Clough Global Funds	Additional Information
September 30, 2012 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

Each Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Funds’ website at http://www.cloughglobal.com. Information regarding how each Fund voted proxies relating to portfolio securities held by each Fund for the period ended June 30, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Funds’ Form N–Q are available without a charge, upon request, by contacting the Funds at 1–877–256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

NOTICE

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that each Fund may purchase at market prices from time to time shares of its common stock in the open market.

SHAREHOLDER MEETING

On July 16, 2012, the Funds held their annual meeting of Shareholders for the purpose of voting on a proposal to re-elect Trustees of the Funds. The results of the proposal for each Fund were as follows:

Proposal: To re-elect the following trustees to the Clough Global Allocation Fund Board.

	James E. Canty	Robert L. Butler	Richard C. Rantzow
For	9,488,498	9,502,154	9,483,444
Withheld	206,210	192,553	211,263

Proposal: To re-elect the following trustees to the Clough Global Equity Fund Board.

	Andrew C. Boynton*	Adam D. Crescenzi	Jerry G. Rutledge
For	16,368,087	16,332,575	16,333,666
Withheld	337,006	372,518	371,427

Proposal: To re-elect the following trustees to the Clough Global Opportunities Fund Board.

	Edmund J. Burke	John F. Mee
For	47,123,827	46,996,186
Withheld	1,921,419	2,049,060

*	Effective September 28, 2012, Andrew C. Boynton resigned as a Trustee of each Fund due to other time commitments.

Semi-Annual Report | September 30, 2012	47

Investment Advisory Agreement Approval	Clough Global Funds
September 30, 2012 (Unaudited)

On July 11, 2012, the Board of Trustees of each Fund met in person to, among other things, review and consider the renewal of the Advisory Agreements. In its consideration of the Advisory Agreements, the Trustees, including the non-interested Trustees, considered in general the nature, quality and scope of services to be provided by Clough.

Prior to the beginning of their review of the Advisory Agreements, counsel to the Funds, who also serves as independent counsel to the non-interested Trustees, discussed with the Trustees their fiduciary responsibilities in general and also specifically with respect to the renewal of the Advisory Agreements.

Representatives from Clough presented Clough’s materials regarding consideration of renewal of the Advisory Agreements. The Board noted that included in the Board materials were responses by Clough to a questionnaire drafted by legal counsel to the Funds to assist the Board in evaluating whether to renew the Advisory Agreements (the “15(c) Materials”). The Board noted that the 15(c) Materials were extensive, and included information relating to: each Fund’s investment results; portfolio composition; advisory fee and expense comparisons; financial information regarding Clough; descriptions such as compliance monitoring and portfolio trading practices; information about the personnel providing investment management services to the Funds; and the nature of services provided under the Advisory Agreements.

The Board reviewed the organizational structure of Clough and the qualifications of Clough and its principals to act as each Fund’s investment adviser. The Board considered the professional experience of the portfolio managers, including the biographies of Eric A. Brock, James E. Canty and Charles I. Clough, Jr., Partners at Clough, as well as Robert Zduncyzk, portfolio manager of the Clough Global Allocation Fund and Clough Global Opportunities Fund, emphasizing that Messrs. Brock, Canty, Clough and Zduncyzk each had substantial experience as an investment professional. The Trustees, all of whom currently serve as Trustees for the Funds, acknowledged their familiarity with the expertise and standing in the investment community of Messrs. Brock, Canty, Clough and Zduncyzk, and their satisfaction with the expertise of Clough and the services provided by Clough to the Funds. The Trustees concluded that the portfolio management team was well qualified to serve the Funds in those functions.

The Board next reviewed Clough’s procedures relating to compliance and oversight with respect to Clough’s brokerage allocation and soft dollar policies. The Trustees noted that Clough’s order management systems contain pre-trade compliance functions that review each trade against certain of the Funds’ investment restrictions and applicable 1940 Act and Internal Revenue Code restrictions, and noted the efforts that Clough’s Chief Compliance Officer will undertake to summarize monthly for Clough’s management, and quarterly for the Trustees, any violations that may occur, as well as any other violations detected through the manual monitoring that supplements the order management system’s testing. The Board noted the recent addition of certain personnel by Clough. The Board discussed with representatives from Clough the various other investment products managed by Clough other than the Funds. The Board also noted the adequacy of Clough’s facilities. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with each Fund’s investment objectives and restrictions.

The Board next reviewed the terms of the Advisory Agreements, noting that Clough would receive a fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets. The Trustees reviewed the fees charged by Clough to other clients for which it provides comparable services. The Trustees then reviewed Clough’s income statement for the year ended December 31, 2011, and its balance sheet as of that date. The Trustees further reviewed a profit and loss analysis as it relates to Clough’s advisory business and compared the profitability analysis to that provided by Clough to the Board in previous years.

The Board discussed the possible benefits Clough may accrue because of its relationship with the Funds as well as potential benefits that accrue to the Funds because of their relationship with Clough. The Board noted that Clough does not realize any direct benefits due to the allocation of brokerage and related transactions on behalf of the Funds.

The Board reviewed and discussed materials prepared and distributed in advance of the meeting regarding the comparability of the investment advisory fees of the Funds with the investment advisory fees of other investment companies, which had been prepared at the request of ALPS by Lipper Analytical Services (“Lipper”). Lipper’s report contained information regarding investment performance, comparisons of cost and expense structures of each Fund with other funds’ cost and expense structures, as well as comparisons of each Fund’s performance with the performance during similar periods of members of an objectively identified peer group and related matters.

As the Funds are unique in the marketplace, Lipper had a difficult time presenting a large peer group for comparison. The Trustees compared fees from ten (10) other leveraged closed-end investment companies versus each Fund’s fees. The investment advisory fee for this group ranged from 0.70% to 1.00%, with a median of 0.913%. The Board noted that as prepared by Lipper, the gross total expenses for this group ranged from 1.154% to 2.049%, with a median of 1.510% and the Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s gross total expenses were 1.743%, 1.961% and 2.049%, respectively. The Board discussed the other non-management expenses category included in Lipper’s expense ratio components. Discussion ensued and the Board noted that the total expense ratio includes investment related expenses such as the interest on each Fund’s leverage and dividend interest on short sales. The Board noted that they believe investment related expenses are operational in nature and should not be considered a management expense. Excluding the investment related expenses from the total expense ratio, the Board noted that each Fund’s net overall expenses are comparable to their peer group. The Board further noted that in addition to the

48	www.cloughglobal.com

Clough Global Funds	Investment Advisory Agreement Approval
September 30, 2012 (Unaudited)

Lipper report, the Board has received in the past from Clough a comparative fund universe with a peer universe more similar in nature to the Funds. The Trustees then reviewed each Fund’s performance as compared to the performance of the closed-end fund universe selected by Lipper. For the one-year ended performance as of March 31, 2012, the performance data ranged from a high of 6.08% to a low of -14.27% with a median of 1.19%. The Cough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s performance during such time period was -3.48%, -4.08% and -3.88%, respectively.

The Trustees further noted that the objectives of the funds in the Lipper analysis differed from each Fund’s objectives and policies. The Trustees believed that the Lipper report, augmented by Clough’s analysis received at previous meetings, provided a sufficient comparative universe.

At this point, Mr. Burke and Mr. Canty, both “interested persons” of the Funds, as well as the other representatives of ALPS and Clough, left the meeting. The non-interested Trustees, with the assistance of legal counsel, reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreements and Clough’s profitability.

Mr. Burke, Mr. Canty, and the representatives of ALPS and Clough re-joined the meeting. The Board of Trustees of the Fund, present in person, with the non-interested Trustees present in person voting separately, unanimously concluded that the investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets are fair and reasonable for each respective Fund and that the renewal of the Advisory Agreements is in the best interests of each Fund and its shareholders.

Semi-Annual Report | September 30, 2012	49

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President & Trustee

Date:	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	December 7, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	December 7, 2012